UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Utility and Telecommunications Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund and Wells Fargo Advantage Traditional Small Cap Growth Fund.

The following 9 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund and Wells Fargo Advantage Special Mid Cap Value Fund.

Date of reporting period: June 30, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Precious Metals Fund	Consolidated portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.29%
Australia : 2.46%
Newcrest Mining Limited (Materials, Metals & Mining)†	788,440	$7,920,340

Canada : 60.23%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	7,562,434
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	992,950
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	685,164	19,438,103
Alamos Gold Incorporated (Materials, Metals & Mining)	1,237,600	7,005,470
Aureus Mining Incorporated (Materials, Metals & Mining)†	7,703,000	3,388,935
AuRico Gold Incorporated (Materials, Metals & Mining)	300,000	857,486
B2Gold Corporation (Materials, Metals & Mining)†	5,590,000	8,548,359
Barrick Gold Corporation (Materials, Metals & Mining)	874,083	9,317,725
Centerra Gold Incorporated (Materials, Metals & Mining)	260,000	1,477,982
Centerra Gold Incorporated (Materials, Metals & Mining)144A†	350,000	1,989,592
Continental Gold Incorporated (Materials, Metals & Mining)†	100,000	240,993
Detour Gold Corporation (Materials, Metals & Mining)†	291,057	3,348,670
Detour Gold Corporation (Materials, Metals & Mining)144A†	525,000	6,040,232
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	1,035,468
Eldorado Gold Corporation (Materials, Metals & Mining)	2,326,044	9,646,844
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)(i)	1,275,000	398,118
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	281,025
Franco-Nevada Corporation (Materials, Metals & Mining)144A†	142,500	6,796,417
Franco-Nevada Corporation (Materials, Metals & Mining)	188,000	8,966,501
Goldcorp Incorporated (Materials, Metals & Mining)	737,254	11,964,883
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	651,694	10,557,443
Kinross Gold Corporation (Materials, Metals & Mining)†	4,150,553	9,670,224
Lake Shore Gold Corporation (Materials, Metals & Mining)†	3,200,000	3,279,424
Mag Silver Corporation (Materials, Metals & Mining)†	780,000	6,113,851
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)†	100,000	783,827
New Gold Incorporated (Materials, Metals & Mining)†	300,000	804,644
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	4,615,311
Platinum Group Metals Limited (Materials, Metals & Mining)†	3,450,000	1,353,483
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	800,000	313,851
Platinum Group Metals Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)†	1,440,000	576,000
Primero Mining Corporation (Materials, Metals & Mining)†	325,100	1,267,604
Semafo Incorporated (Materials, Metals & Mining)†	3,460,400	9,309,002
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	224,474
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	755,000	13,091,700
Tahoe Resources Incorporated (Materials, Metals & Mining)	570,000	6,909,367
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	3,394,075
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	2,200,000	1,990,392
Torex Gold Resources Incorporated (Materials, Metals & Mining)144A(i)†	1,850,000	1,673,739
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)(i)†	2,662,500	2,408,827
Yamana Gold Incorporated (Materials, Metals & Mining)	1,562,731	4,704,458
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	1,921,611
		194,261,494

Peru : 1.08%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	334,644	3,473,605

South Africa : 3.05%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,100,591	9,850,289

United Kingdom : 14.28%
Fresnillo plc (Materials, Metals & Mining)	1,200,000	13,085,369
Hochschild Mining plc (Materials, Metals & Mining)†	569,014	851,595
Randgold Resources Limited ADR (Materials, Metals & Mining)	480,000	32,136,000
		46,072,964

1

Consolidated portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Precious Metals Fund

Security name	Shares	Value
United States : 11.19%
Newmont Mining Corporation (Materials, Metals & Mining)	610,455	$14,260,229
Royal Gold Incorporated (Materials, Metals & Mining)	354,436	21,829,713
		36,089,942

Total Common Stocks (Cost $315,445,554)		297,668,634

	Troy ounces
Commodities : 6.29%
Gold Bullion †**	17,251	20,272,258
Total Commodities (Cost $10,593,806)		20,272,258

Short-Term Investments : 1.60%

		Yield	Shares
Investment Companies : 1.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%	5,166,734	5,166,734

Total Short-Term Investments (Cost $5,166,734)				5,166,734

Total investments in securities (Cost $331,206,094)*	100.18%			323,107,626
Other assets and liabilities, net	(0.18)			(570,300)

Total net assets	100.00%			$322,537,326

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $354,429,467 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,321,618
Gross unrealized losses	(120,643,459)

Net unrealized losses	$(31,321,841)

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

2

Wells Fargo Advantage Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – June 30, 2015 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2015, the Subsidiary held $20,272,258 in gold bullion representing 99.85% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2015, the Fund held $20,303,509 in the Subsidiary, representing 6.29% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$7,920,340	$0	$0	$7,920,340
Canada	168,153,372	26,108,122	0	194,261,494
Peru	3,473,605	0	0	3,473,605
South Africa	9,850,289	0	0	9,850,289
United Kingdom	46,072,964	0	0	46,072,964
United Sates	36,089,942	0	0	36,089,942
Commodities	20,272,258	0	0	20,272,258
Short-term investments
Investment companies	5,166,734	0	0	5,166,734

Total assets	$296,999,504	$26,108,122	$0	$323,107,626

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.92%
Consumer Discretionary : 9.73%
Automobiles : 1.07%
Tesla Motors Incorporated †	13,565	$3,638,947

Household Durables : 0.55%
Harman International Industries Incorporated	15,820	1,881,631

Internet & Catalog Retail : 8.11%
Amazon.com Incorporated †	19,900	8,638,391
Expedia Incorporated	39,145	4,280,506
JD.com Incorporated ADR †	67,165	2,290,327
Netflix Incorporated †	6,365	4,181,423
The Priceline Group Incorporated †	2,950	3,396,542
Vipshop Holdings Limited ADR †	218,980	4,872,305
		27,659,494

Health Care : 0.34%
Health Care Equipment & Supplies : 0.34%
Hoya Corporation	28,700	1,150,720

Industrials : 1.98%
Electrical Equipment : 1.98%
Nidec Corporation	62,700	4,695,392
SolarCity Corporation †«	38,485	2,060,872
		6,756,264

Information Technology : 85.87%
Communications Equipment : 6.14%
Cisco Systems Incorporated	214,255	5,883,442
Palo Alto Networks Incorporated †	86,100	15,041,670
		20,925,112

Electronic Equipment, Instruments & Components : 4.43%
CDW Corporation of Delaware	138,220	4,738,182
Corning Incorporated	67,415	1,330,098
Fitbit Incorporated Class A †«	10,162	388,493
Flextronics International Limited †	307,550	3,478,391
Keyence Corporation	2,245	1,211,788
Murata Manufacturing Company Limited	19,400	3,385,905
Yaskawa Electric Corporation	46,200	591,916
		15,124,773

Internet Software & Services : 15.62%
Akamai Technologies Incorporated †	18,840	1,315,409
Alibaba Group Holding Limited ADR †	36,110	2,970,770
Criteo SA ADR †	171,120	8,157,290
eBay Incorporated †	97,785	5,890,568
Facebook Incorporated Class A †	181,015	15,524,751
Godaddy Incorporated Class A †	44,325	1,249,522
Google Incorporated Class A †	6,150	3,321,246
Google Incorporated Class C †	4,587	2,387,579
NetEase Incorporated ADR	36,100	5,229,627
SouFun Holdings Limited ADR «	363,320	3,055,521
Tencent Holdings Limited	208,800	4,167,084
		53,269,367

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Specialized Technology Fund

Security name		Shares	Value
IT Services : 9.25%
Alliance Data Systems Corporation †		2,280	$665,623
Amadeus IT Holding SA Class A		54,620	2,177,232
Cognizant Technology Solutions Corporation Class A †		135,380	8,270,364
Computer Sciences Corporation		5,150	338,046
Fidelity National Information Services Incorporated		13,650	843,570
Fiserv Incorporated †		31,490	2,608,317
MasterCard Incorporated Class A		62,810	5,871,479
Visa Incorporated Class A		160,430	10,772,875
			31,547,506

Semiconductors & Semiconductor Equipment : 13.14%
Analog Devices Incorporated		59,445	3,815,477
Avago Technologies Limited		49,395	6,566,077
Broadcom Corporation Class A		78,295	4,031,410
Canadian Solar Incorporated †		41,700	1,192,620
Infineon Technologies AG		189,925	2,356,642
Lam Research Corporation		60,815	4,947,300
Marvell Technology Group Limited		50,420	664,788
Micron Technology Incorporated †		42,200	795,048
Qorvo Incorporated †		12,080	969,662
Skyworks Solutions Incorporated		156,105	16,250,531
SunEdison Incorporated †«		46,480	1,390,217
SunPower Corporation †«		63,850	1,813,979
Taiwan Semiconductor Manufacturing Company Limited ADR		1,455	33,043
			44,826,794

Software : 27.01%
Adobe Systems Incorporated †		70,015	5,671,915
Aspen Technology Incorporated †		11,340	516,537
Dassault Systemes SA		15,980	1,161,914
Electronic Arts Incorporated †		27,220	1,810,130
FireEye Incorporated †«		149,910	7,332,098
Fortinet Incorporated †		110,000	4,546,300
Imperva Incorporated †		64,515	4,367,666
Intuit Incorporated		69,245	6,977,819
Microsoft Corporation		414,885	18,317,173
Oracle Corporation		158,450	6,385,535
Proofpoint Incorporated †		68,155	4,339,429
Qualys Incorporated †«		15,720	634,302
Salesforce.com Incorporated †		40,345	2,809,222
SAP SE ADR «		20,355	1,429,532
ServiceNow Incorporated †		171,830	12,768,687
Splunk Incorporated †		71,165	4,954,507
Tableau Software Incorporated Class A †		58,860	6,786,558
The Sage Group plc		162,185	1,306,015
			92,115,339

Technology Hardware, Storage & Peripherals : 10.28%
Apple Incorporated		214,565	26,911,815
Canon Incorporated		40,600	1,321,155
FUJIFILM Holdings Corporation		22,200	793,330
NEC Corporation		21,000	63,660
NetApp Incorporated		46,960	1,482,058
Western Digital Corporation		57,400	4,501,308
			35,073,326

Total Common Stocks (Cost $257,707,844)			333,969,273

Yield
Short-Term Investments : 5.86%
Investment Companies : 5.86%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	12,586,172	12,586,172

2

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%	7,388,999	$7,388,999
Total Short-Term Investments (Cost $19,975,171)				19,975,171
Total investments in securities (Cost $277,683,015)*	103.78%			353,944,444

Other assets and liabilities, net	(3.78)			(12,886,939)

Total net assets	100.00%			$341,057,505

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $278,866,277 and unrealized gains (losses) consists of:

Gross unrealized gains	$79,282,964
Gross unrealized losses	(4,204,797)

Net unrealized gains	$75,078,167

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$33,180,072	$0	$0	$33,180,072
Health care	1,150,720	0	0	1,150,720
Industrials	6,756,264	0	0	6,756,264
Information technology	292,882,217	0	0	292,882,217
Short-term investments
Investment companies	7,388,999	12,586,172	0	19,975,171

Total assets	$341,358,272	$12,586,172	$0	$353,944,444

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.83%
Consumer Discretionary : 3.41%

Media : 3.41%
Comcast Corporation Class A	225,100	$13,537,514

Energy : 9.12%

Oil, Gas & Consumable Fuels : 9.12%
EQT Corporation	58,600	4,766,524
EQT Midstream Partners LP	100,000	8,154,000
The Williams Companies Incorporated	270,000	15,495,300
Veresen Incorporated «	575,000	7,775,621
		36,191,445

Financials : 10.84%

Capital Markets : 0.29%
Ashford Incorporated †	13,000	1,134,510

REITs : 10.55%
Ashford Hospitality Trust	1,260,000	10,659,600
Chatham Lodging Trust	650,000	17,205,500
Preferred Apartment Communities Incorporated	600,000	5,970,000
Strategic Hotel & Resorts Incorporated †	664,279	8,051,061
		41,886,161

Industrials : 1.19%

Construction & Engineering : 0.07%
Ameresco Incorporated Class A †	35,000	267,750

Machinery : 1.12%
NN Incorporated	175,000	4,466,000

Information Technology : 9.29%

Internet Software & Services : 1.11%
Rocket Internet AG †144A	100,000	4,423,166

IT Services : 8.18%
Convergys Corporation	255,000	6,499,950
MasterCard Incorporated Class A	80,000	7,478,400
Visa Incorporated Class A	275,000	18,466,250
		32,444,600

Telecommunication Services : 5.61%

Diversified Telecommunication Services : 2.51%
AT&T Incorporated	150,000	5,328,000
Verizon Communications Incorporated	100,000	4,661,000
		9,989,000

Wireless Telecommunication Services : 3.10%
Cellcom Israel Limited †	292,718	1,166,544
Shenandoah Telecommunications Company	325,000	11,124,750
		12,291,294

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

Security name			Shares	Value
Utilities : 53.37%
Electric Utilities : 24.82%
ALLETE Incorporated			10,000	$463,900
American Electric Power Company Incorporated			175,000	9,269,750
Edison International			335,000	18,619,300
Eversource Energy			425,000	19,299,250
Great Plains Energy Incorporated			200,000	4,832,000
IDACORP Incorporated			75,000	4,210,500
ITC Holdings Corporation			200,000	6,436,000
NextEra Energy Incorporated			210,000	20,586,300
PNM Resources Incorporated			600,000	14,760,000
				98,477,000

Gas Utilities : 4.31%
National Fuel Gas Company			250,000	14,722,500
Snam SpA			500,000	2,379,089
				17,101,589

Multi-Utilities : 21.79%
Alliant Energy Corporation			300,000	17,316,000
CenterPoint Energy Incorporated			250,000	4,757,500
CMS Energy Corporation			630,000	20,059,200
Dominion Resources Incorporated			175,000	11,702,250
Northwestern Corporation			102,411	4,992,536
Public Service Enterprise Group Incorporated			200,000	7,856,000
Sempra Energy			200,000	19,788,000
				86,471,486

Water Utilities : 2.45%
American Water Works Company Incorporated			200,000	9,726,000

Total Common Stocks (Cost $233,587,892)				368,407,515

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 0.40%
Energy : 0.40%
Oil, Gas & Consumable Fuels : 0.40%
Energy and Exploration Partners Incorporated 144A(i)	8.00%	7-1-2019	$5,000,000	1,600,000

Total Corporate Bonds and Notes (Cost $5,000,000)				1,600,000

	Dividend yield		Shares
Preferred Stocks : 2.56%
Financials : 2.56%
REITs : 2.56%
Wheeler Real Estate Investment Trusts Incorporated (a)	9.40		10,000	10,150,000

Total Preferred Stocks (Cost $10,000,000)				10,150,000

		Expiration date
Warrants : 0.34%
Energy : 0.34%
Oil, Gas & Consumable Fuels : 0.34%
Kinder Morgan Incorporated †		5-27-2017	496,000	1,339,200
Magnum Hunter Resources Corporation «†(a)		4-15-2016	140,000	0
Total Warrants (Cost $553,300)				1,339,200

2

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name		Strike price	Expiration date	Contracts	Value
Purchased Put Options : 0.11%
The Williams Companies Incorporated		$50.00	11-20-2015	2,000	$420,000
Total Purchased Put Options (Cost $390,356)					420,000

		Yield		Shares
Short-Term Investments : 6.09%
Investment Companies : 6.09%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%		7,836,377	7,836,377
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12		16,343,224	16,343,224
Total Short-Term Investments (Cost $24,179,601)					24,179,601

Total investments in securities (Cost $273,711,149)*	102.33%				406,096,316
Other assets and liabilities, net	(2.33)				(9,248,567)

Total net assets	100.00%				$396,847,749

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $273,623,039 and unrealized gains (losses) consists of:

Gross unrealized gains	$142,995,390
Gross unrealized losses	(10,522,113)

Net unrealized gains	$132,473,277

Abbreviations:

LLC	Limited liability company
LP	Limited partnership

3

Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Options

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,537,514	$0	$0	$13,537,514
Energy	36,191,445	0	0	36,191,445
Financials	43,020,671	0	0	43,020,671
Industrials	4,733,750	0	0	4,733,750
Information technology	36,867,766	0	0	36,867,766
Telecommunication services	22,280,294	0	0	22,280,294
Utilities	211,776,075	0	0	211,776,075
Convertible debentures	0	1,600,000	0	1,600,000
Preferred stocks
Financials	0	10,150,000	0	10,150,000
Warrants
Energy	0	1,339,200	0	1,339,200
Purchased put options	0	420,000	0	420,000
Short-term investments
Investment companies	16,343,224	7,836,377	0	24,179,601

Total assets	$384,750,739	$21,345,577	$0	$406,096,316

Liabilities
Written options	$0	$460,000	$0	$460,000

Total liabilities	$0	$460,000	$0	$460,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, previously broker quoted preferred stocks with a market value of $10,150,000 were transferred from Level 3 to Level 2 due to a change in valuation which is based on the underlying common stock. The Fund did not have any transfers into/out of Level 1.

Derivative transactions

During the three months ended June 30, 2015, the Fund entered into written options for hedging purposes. Open call options written at June 30, 2015 were as follow for the Fund:

Expiration date	Counterparty	Number of contracts	Strike price	Value
11-20-2015	The Williams Companies Incorporated	2,000	$62.50	$(460,000)

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 94.86%
Consumer Discretionary : 12.10%
Hotels, Restaurants & Leisure : 3.45%
Interval Leisure Group Incorporated	56,540	$1,291,939
SeaWorld Entertainment Incorporated	155,420	2,865,945
Six Flags Entertainment Corporation	23,530	1,055,321
		5,213,205

Household Durables : 2.39%
Taylor Morrison Home Corporation Class A †	70,726	1,439,981
Tupperware Brands Corporation	33,698	2,174,869
		3,614,850

Multiline Retail : 1.23%
Big Lots Incorporated	41,310	1,858,537

Specialty Retail : 5.03%
Abercrombie & Fitch Company Class A	57,510	1,237,040
Ascena Retail Group Incorporated †	121,335	2,020,834
DSW Incorporated Class A	63,990	2,135,346
Pier 1 Imports Incorporated «	175,610	2,217,954
		7,611,174

Consumer Staples : 7.07%
Beverages : 2.06%
Treasury Wine Estates ADR	800,260	3,113,011

Food Products : 5.01%
Dean Foods Company	160,046	2,587,944
Flowers Foods Incorporated	63,580	1,344,717
J & J Snack Foods Corporation	14,790	1,636,809
Post Holdings Incorporated †	37,150	2,003,500
		7,572,970

Energy : 8.38%
Energy Equipment & Services : 2.88%
Dril-Quip Incorporated †	29,821	2,244,030
Forum Energy Technologies Incorporated †	104,400	2,117,232
		4,361,262

Oil, Gas & Consumable Fuels : 5.50%
Diamondback Energy Incorporated †	34,220	2,579,504
Laredo Petroleum Incorporated †«	119,605	1,504,631
Oasis Petroleum Incorporated †«	136,453	2,162,780
RSP Permian Incorporated †	73,370	2,062,431
		8,309,346

Financials : 23.96%
Banks : 6.89%
FirstMerit Corporation	157,600	3,282,808
Hancock Holding Company	81,225	2,591,890
Umpqua Holdings Corporation	104,120	1,873,119
Zions Bancorporation	84,145	2,670,342
		10,418,159

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name	Shares	Value
Capital Markets : 1.68%
Virtus Investment Partners Incorporated	19,240	$2,544,490

Consumer Finance : 1.31%
Encore Capital Group Incorporated †«	46,446	1,985,102

Insurance : 1.57%
Endurance Specialty Holdings Limited «	36,000	2,365,200

REITs : 7.75%
Equity Commonwealth †	64,009	1,643,111
New Residential Investment Corporation	144,185	2,197,379
Parkway Properties Incorporated	168,015	2,930,182
PennyMac Mortgage Investment Trust	142,145	2,477,587
Redwood Trust Incorporated «	157,690	2,475,733
		11,723,992

Thrifts & Mortgage Finance : 4.76%
Essent Group Limited †	86,256	2,359,102
Ladder Capital Corporation	109,350	1,897,223
Ocwen Financial Corporation †«	288,264	2,940,293
		7,196,618

Health Care : 9.61%
Health Care Equipment & Supplies : 4.82%
Haemonetics Corporation †	65,235	2,698,120
Integra LifeSciences Holdings	34,680	2,336,392
Steris Corporation	35,105	2,262,166
		7,296,678

Health Care Providers & Services : 2.86%
AMN Healthcare Services Incorporated †	78,125	2,467,969
AmSurg Corporation †	26,600	1,860,670
		4,328,639

Life Sciences Tools & Services : 1.93%
Bio-Rad Laboratories Incorporated Class A †	11,755	1,770,421
Charles River Laboratories International Incorporated †	16,278	1,144,995
		2,915,416

Industrials : 21.27%
Commercial Services & Supplies : 6.88%
Essendant Incorporated	64,090	2,515,533
Herman Miller Incorporated	43,765	1,266,121
KAR Auction Services Incorporated	121,720	4,552,328
Tetra Tech Incorporated	80,955	2,075,686
		10,409,668

Construction & Engineering : 1.43%
EMCOR Group Incorporated	45,176	2,158,058

Electrical Equipment : 1.86%
The Babcock & Wilcox Company	85,961	2,819,521

Machinery : 5.62%
Actuant Corporation Class A	89,325	2,062,514
Harsco Corporation	92,595	1,527,818
IDEX Corporation	28,635	2,250,138

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name		Shares	Value
Machinery (continued)
The Manitowoc Company Incorporated		135,490	$2,655,604
			8,496,074

Professional Services : 2.47%
Korn/Ferry International		44,210	1,537,182
Resources Connection Incorporated		136,147	2,190,605
			3,727,787

Road & Rail : 1.69%
Landstar System Incorporated		38,330	2,563,127

Trading Companies & Distributors : 1.32%
Beacon Roofing Supply Incorporated †		60,250	2,001,505

Information Technology : 8.90%
Electronic Equipment, Instruments & Components : 1.49%
Jabil Circuit Incorporated		105,715	2,250,672

Internet Software & Services : 1.64%
Endurance International Group Holdings †«		120,207	2,483,477

IT Services : 3.74%
CoreLogic Incorporated †		57,510	2,282,572
EVERTEC Incorporated		158,777	3,372,423
			5,654,995

Technology Hardware, Storage & Peripherals : 2.03%
Avid Technology Incorporated †		117,354	1,565,502
Wincor Nixdorf AG ADR		190,500	1,497,673
			3,063,175

Materials : 2.08%
Containers & Packaging : 2.08%
Berry Plastics Group Incorporated †		35,520	1,150,848
Silgan Holdings Incorporated		37,920	2,000,659
			3,151,507

Utilities : 1.49%
Electric Utilities : 1.49%
Westar Energy Incorporated		66,005	2,258,688

Total Common Stocks (Cost $127,767,286)			143,466,903

	Yield
Short-Term Investments : 15.89%
Investment Companies : 15.89%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	14,904,700	14,904,700
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	9,134,140	9,134,140
Total Short-Term Investments (Cost $24,038,840)			24,038,840

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Total investments in securities (Cost $151,806,126)*	110.75%	$167,505,743
Other assets and liabilities, net	(10.75)	(16,260,861)

Total net assets	100.00%	$151,244,882

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $152,154,650 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,709,258
Gross unrealized losses	(7,358,165)

Net unrealized gains	$15,351,093

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,297,766	$0	$0	$18,297,766
Consumer staples	10,685,981	0	0	10,685,981
Energy	12,670,608	0	0	12,670,608
Financials	36,233,561	0	0	36,233,561
Health care	14,540,733	0	0	14,540,733
Industrials	32,175,740	0	0	32,175,740
Information technology	11,954,646	1,497,673	0	13,452,319
Materials	3,151,507	0	0	3,151,507
Utilities	2,258,688	0	0	2,258,688
Short-term investments
Investment companies	9,134,140	14,904,700	0	24,038,840

Total assets	$151,103,370	$16,402,373	$0	$167,505,743

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.81%
Consumer Discretionary : 9.47%
Auto Components : 0.24%
Fox Factory Holding Corporation †	44,953	$722,844

Diversified Consumer Services : 1.37%
Chegg Incorporated †«	146,057	1,145,087
ServiceMaster Global Holdings Incorporated †	81,677	2,954,257
		4,099,344

Hotels, Restaurants & Leisure : 2.53%
ClubCorp Holdings Incorporated	99,400	2,373,672
Domino’s Pizza Incorporated	13,900	1,576,260
Homeinns Hotel Group ADR †«	37,700	1,165,684
Interval Leisure Group Incorporated	106,900	2,442,665

		7,558,281
Leisure Products : 1.26%
Brunswick Corporation	74,300	3,778,898

Media : 1.61%
AMC Entertainment Holdings Class A	60,400	1,853,072
Global Eagle Entertainment Incorporated †«	163,800	2,132,676
Hemisphere Media Group Incorporated †«	68,034	809,605
		4,795,353

Specialty Retail : 1.06%
American Eagle Outfitters Incorporated «	184,600	3,178,812

Textiles, Apparel & Luxury Goods : 1.40%
Steven Madden Limited †	97,900	4,188,162

Consumer Staples : 1.07%
Food Products : 1.07%
Darling Ingredients Incorporated †	127,800	1,873,548
Dean Foods Company	81,150	1,312,196
		3,185,744

Energy : 2.21%
Energy Equipment & Services : 0.74%
Bristow Group Incorporated	11,200	596,960
Matrix Service Company †	34,200	625,176
RigNet Incorporated †	32,600	996,582
		2,218,718

Oil, Gas & Consumable Fuels : 1.47%
Carrizo Oil & Gas Incorporated †	30,000	1,477,200
Synergy Resources Corporation †	255,900	2,924,937
		4,402,137

Financials : 21.52%
Banks : 6.78%
First Citizens BancShares Corporation Class A	8,491	2,233,473
First Horizon National Corporation	91,900	1,440,073
FirstMerit Corporation	131,200	2,732,896
Heritage Financial Corporation	93,700	1,674,419

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Banks (continued)
Lakeland Financial Corporation	30,100	$1,305,437
Old National Bancorp	140,472	2,031,225
PacWest Bancorp	43,900	2,052,764
Simmons First National Corporation Class A	38,300	1,787,844
South State Corporation	40,000	3,039,600
Wintrust Financial Corporation	36,700	1,959,046
		20,256,777

Capital Markets : 2.81%
Golub Capital BDC Incorporated «	159,786	2,646,056
HFF Incorporated Class A	53,000	2,211,690
Stifel Financial Corporation †	61,131	3,529,704
		8,387,450

Diversified Financial Services : 0.51%
Compass Diversified Holdings	93,900	1,539,960

Insurance : 4.41%
Amerisafe Incorporated	50,300	2,367,118
Brown & Brown Incorporated	164,700	5,412,042
ProAssurance Corporation	63,229	2,921,812
Reinsurance Group of America Incorporated	26,100	2,476,107
		13,177,079

Real Estate Management & Development : 1.37%
Kennedy Wilson Holdings Incorporated	166,600	4,096,694

REITs : 4.86%
Douglas Emmett Incorporated	87,800	2,365,332
Equity Lifestyle Properties Incorporated	62,232	3,272,159
Mid-America Apartment Communities Incorporated	48,403	3,524,222
Parkway Properties Incorporated	34,862	607,993
Redwood Trust Incorporated	126,894	1,992,236
Terreno Realty Corporation	140,475	2,767,358
		14,529,300

Thrifts & Mortgage Finance : 0.78%
Radian Group Incorporated	124,200	2,329,992

Health Care : 16.36%
Biotechnology : 1.44%
Cepheid Incorporated †	56,300	3,442,745
Flexion Therapeutics Incorporated †	39,165	857,322
		4,300,067

Health Care Equipment & Supplies : 5.59%
K2M Group Holdings Incorporated †	72,591	1,743,636
Masimo Corporation †	51,900	2,010,606
Sientra Incorporated †	52,019	1,312,439
Sirona Dental Systems Incorporated †	33,200	3,333,944
The Cooper Companies Incorporated	14,300	2,544,971
The Spectranetics Corporation †«	52,200	1,201,122
Trinity Biotech plc ADR	69,600	1,256,976
Unilife Corporation †«	421,373	905,952
West Pharmaceutical Services Incorporated	41,400	2,404,512
		16,714,158

Health Care Providers & Services : 3.53%
Centene Corporation †	39,000	3,135,600
HealthSouth Corporation	55,482	2,555,501

2

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
LifePoint Hospitals Incorporated †	33,300	$2,895,435
Surgical Care Affiliates Incorporated †	51,000	1,957,380
		10,543,916

Health Care Technology : 0.18%
Evolent Health Incorporated Class A †	26,900	524,550

Life Sciences Tools & Services : 3.57%
Fluidigm Corporation †	39,800	963,160
INC Research Holdings Incorporated Class A †	67,604	2,712,272
PAREXEL International Corporation †	47,500	3,054,725
VWR Corporation †«	147,480	3,942,140
		10,672,297

Pharmaceuticals : 2.05%
Aerie Pharmaceuticals Incorporated †«	65,000	1,147,250
Catalent Incorporated †	127,290	3,733,416
KemPharm Incorportated †«	68,300	1,254,671
		6,135,337

Industrials : 17.80%
Aerospace & Defense : 1.92%
DigitalGlobe Incorporated †	68,300	1,898,057
Hexcel Corporation	77,500	3,854,850
		5,752,907

Airlines : 1.35%
Allegiant Travel Company	22,692	4,036,453

Building Products : 2.46%
Fortune Brands Home & Security Incorporated	56,900	2,607,158
Simpson Manufacturing Company Incorporated	92,000	3,128,000
Universal Forest Products Incorporated	31,400	1,633,742
		7,368,900

Commercial Services & Supplies : 3.61%
Herman Miller Incorporated	67,511	1,953,093
Matthews International Corporation Class A	67,300	3,576,322
Tetra Tech Incorporated	60,600	1,553,784
US Ecology Incorporated	21,900	1,066,968
Waste Connections Incorporated	55,790	2,628,823
		10,778,990

Construction & Engineering : 1.02%
Dycom Industries Incorporated †	37,800	2,224,530
Primoris Services Corporation	40,976	811,325
		3,035,855

Electrical Equipment : 1.22%
Generac Holdings Incorporated †«	35,900	1,427,025
Powell Industries Incorporated	40,500	1,424,385
Regal-Beloit Corporation	10,900	791,231
		3,642,641

Machinery : 3.55%
CLARCOR Incorporated	18,200	1,132,768

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Machinery (continued)
ESCO Technologies Incorporated	46,100	$1,724,601
IDEX Corporation	51,173	4,021,174
Kornit Digital Limited †«	92,000	1,265,920
Valmont Industries Incorporated	20,800	2,472,496
		10,616,959

Professional Services : 1.04%
On Assignment Incorporated †	27,300	1,072,344
Towers Watson & Company Class A	16,100	2,025,380
		3,097,724

Road & Rail : 0.58%
Genesee & Wyoming Incorporated Class A †	22,800	1,736,904

Trading Companies & Distributors : 1.05%
Applied Industrial Technologies Incorporated	26,100	1,034,865
Beacon Roofing Supply Incorporated †	63,000	2,092,860
		3,127,725

Information Technology : 13.85%
Communications Equipment : 1.81%
Ciena Corporation †	119,500	2,829,760
Finisar Corporation †«	97,000	1,733,390
JDS Uniphase Corporation †	72,100	834,918
		5,398,068

Electronic Equipment, Instruments & Components : 2.67%
Belden Incorporated	44,800	3,639,104
Fabrinet †	92,700	1,736,271
FARO Technologies Incorporated †	17,800	831,260
OSI Systems Incorporated †	25,000	1,769,750
		7,976,385

IT Services : 1.91%
CoreLogic Incorporated †	115,000	4,564,350
EPAM Systems Incorporated †	16,300	1,161,049
		5,725,399

Semiconductors & Semiconductor Equipment : 2.99%
Atmel Corporation	78,477	773,391
Entegris Incorporated †	202,300	2,947,511
Fairchild Semiconductor International Incorporated †	120,400	2,092,552
Integrated Device Technology Incorporated †	67,200	1,458,240
MA-COM Technology Solutions Holdings Incorporated †	43,654	1,669,766
		8,941,460

Software : 4.47%
Cadence Design Systems Incorporated †	199,400	3,920,204
Fortinet Incorporated †	74,800	3,091,484
PTC Incorporated †	89,200	3,658,984
Verint Systems Incorporated †	44,525	2,704,671
		13,375,343

Materials : 5.98%
Chemicals : 1.53%
Balchem Corporation	27,200	1,515,584

4

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name			Shares	Value
Chemicals (continued)
Minerals Technologies Incorporated			44,600	$3,038,598
				4,554,182

Containers & Packaging : 2.05%
Berry Plastics Group Incorporated †			86,500	2,802,600
Packaging Corporation of America			53,300	3,330,717
				6,133,317

Metals & Mining : 2.06%
Compass Minerals International Incorporated			25,900	2,127,426
Horsehead Holding Corporation †«			59,000	691,480
Pretium Resources Incorporated †«			121,316	657,533
Steel Dynamics Incorporated			129,800	2,688,807
				6,165,246

Paper & Forest Products : 0.34%
Louisiana-Pacific Corporation †			60,300	1,026,909

Utilities : 3.55%
Electric Utilities : 2.08%
Cleco Corporation			61,600	3,317,160
IDACORP Incorporated			34,400	1,931,216
Portland General Electric Company			29,400	974,904
				6,223,280

Multi-Utilities : 1.25%
Northwestern Corporation			76,781	3,743,074

Water Utilities : 0.22%
SJW Corporation			21,100	647,559

Total Common Stocks (Cost $212,135,089)				274,441,150

Exchange-Traded Funds : 1.51%
iShares Russell 2000 Index ETF «			36,200	4,519,932

Total Exchange-Traded Funds (Cost $4,549,181)				4,519,932

		Yield
Short-Term Investments : 13.16%
Investment Companies : 13.16%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	17,914,783	17,914,783
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	21,420,741	21,420,741
Total Short-Term Investments (Cost $39,335,524)				39,335,524

Total investments in securities (Cost $256,019,794)*	106.48%			318,296,606
Other assets and liabilities, net	(6.48)			(19,361,155)

Total net assets	100.00%			$298,935,451

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

5

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

*	Cost for federal income tax purposes is $256,858,879 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,926,777
Gross unrealized losses	(5,489,050)

Net unrealized gains	$61,437,727

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$28,321,694	$0	$0	$28,321,694
Consumer staples	3,185,744	0	0	3,185,744
Energy	6,620,855	0	0	6,620,855
Financials	64,317,252	0	0	64,317,252
Health care	48,890,325	0	0	48,890,325
Industrials	53,195,058	0	0	53,195,058
Information technology	41,416,655	0	0	41,416,655
Materials	17,879,654	0	0	17,879,654
Utilities	10,613,913	0	0	10,613,913
Exchange-traded funds	4,519,932	0	0	4,519,932
Short-term investments
Investment companies	21,420,741	17,914,783	0	39,335,524

Total assets	$300,381,823	$17,914,783	$0	$318,296,606

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 89.65%
Consumer Discretionary : 13.36%
Auto Components : 1.23%
Fox Factory Holding Corporation †	585,000	$9,406,800
Gentex Corporation	472,700	7,761,734
		17,168,534

Hotels, Restaurants & Leisure : 4.84%
Century Casinos Incorporated †(l)	1,437,000	9,053,100
Denny’s Corporation †	1,840,700	21,370,527
Peak Resorts Incorporated	568,000	4,066,880
Scientific Games Corporation Class A †	944,700	14,680,638
The Wendy’s Company	1,641,800	18,519,504
		67,690,649

Household Durables : 6.12%
Cavco Industries Incorporated †(l)	662,200	49,956,368
Harman International Industries Incorporated	50,600	6,018,364
KB Home Incorporated	595,100	9,878,660
Skyline Corporation †(l)	621,200	1,826,328
Taylor Morrison Home Corporation Class A †	368,100	7,494,516
The New Home Company Incorporated †	599,400	10,327,662
		85,501,898

Media : 0.41%
Starz Incorporated Class A †	127,100	5,683,912

Multiline Retail : 0.16%
Fred’s Incorporated Class A	113,800	2,195,202

Specialty Retail : 0.46%
Vitamin Shoppe Incorporated †	174,200	6,492,434

Textiles, Apparel & Luxury Goods : 0.14%
Movado Group Incorporated	74,400	2,020,704

Energy : 13.23%
Energy Equipment & Services : 3.68%
Glori Energy Incorporated †	530,600	758,758
Helix Energy Solutions Group Incorporated †	300,100	3,790,263
Helmerich & Payne Incorporated	36,100	2,542,162
ION Geophysical Corporation †	3,720,700	3,981,149
Key Energy Services Incorporated †	1,993,400	3,588,120
Newpark Resources Incorporated †	2,460,200	20,001,426
Parker Drilling Company †	1,904,000	6,321,280
PHI Incorporated (non-voting) †	313,600	9,414,272
Willbros Group Incorporated †	829,800	1,062,144
		51,459,574

Oil, Gas & Consumable Fuels : 9.55%
Clean Energy Fuels Corporation †	638,700	3,589,494
InterOil Corporation †	1,785,300	107,475,060
Range Resources Corporation	183,100	9,041,478
Sanchez Energy Corporation †	318,500	3,121,300
Stone Energy Corporation †	245,400	3,089,586
Trilogy Energy Corporation (a)	1,565,300	7,079,688
		133,396,606

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Financials : 17.01%
Banks : 8.33%
Ameris Bancorp	396,310	$10,022,680
BBCN Bancorp Incorporated	697,600	10,317,504
CenterState Banks Incorporated	982,700	13,276,277
First Horizon National Corporation	1,042,500	16,335,975
First Niagara Financial Group Incorporated	1,395,900	13,177,296
Hilltop Holdings Incorporated †	354,600	8,542,314
IBERIABANK Corporation	192,900	13,161,567
Park Sterling Corporation	863,700	6,218,640
The Bancorp Incorporated †	1,289,000	11,961,920
Valley National Bancorp	292,300	3,013,613
Wilshire Bancorp Incorporated	819,600	10,351,548
		116,379,334

Capital Markets : 0.64%
Medley Management Incorporated Class A (l)	752,500	8,909,600

Consumer Finance : 0.48%
Cash America International Incorporated	51,900	1,359,261
Enova International Incorporated †	284,200	5,308,856
		6,668,117

Insurance : 4.48%
Argo Group International Holdings Limited	719,100	40,053,864
James River Group Holdings Limited	83,600	2,162,732
National General Holdings Corporation	411,400	8,569,462
OneBeacon Insurance Group Limited Class A	813,600	11,805,336
		62,591,394

REITs : 2.55%
Potlatch Corporation	177,600	6,272,832
Redwood Trust Incorporated	1,387,600	21,785,320
UMH Properties Incorporated	777,500	7,619,500
		35,677,652

Thrifts & Mortgage Finance : 0.53%
Northwest Bancshares Incorporated	579,700	7,431,754

Health Care : 5.83%
Health Care Equipment & Supplies : 2.24%
Allied Healthcare Products Incorporated †(l)	804,500	1,182,615
Hologic Incorporated †	259,300	9,868,958
OraSure Technologies Incorporated †(l)	3,751,400	20,220,046
		31,271,619

Health Care Providers & Services : 2.38%
Air Methods Corporation †	191,100	7,900,074
Cross Country Healthcare Incorporated †	1,560,000	19,780,800
Healthways Incorporated †	460,100	5,511,998
Teladoc Incorporated †	4,208	79,952
		33,272,824

Health Care Technology : 0.69%
Allscripts Healthcare Solutions Incorporated †	708,600	9,693,648

Life Sciences Tools & Services : 0.29%
PAREXEL International Corporation †	62,800	4,038,668

2

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 0.23%
Prestige Brands Holdings Incorporated †	70,500	$3,259,920

Industrials : 10.82%
Airlines : 5.57%
American Airlines Group Incorporated	284,000	11,341,540
Delta Air Lines Incorporated	855,600	35,148,048
Latam Airlines Group SP ADR †	780,600	5,495,424
United Continental Holdings Incorporated †	487,800	25,858,278
		77,843,290

Commercial Services & Supplies : 2.99%
ABM Industries Incorporated	433,200	14,239,284
ACCO Brands Corporation †	2,592,200	20,141,394
Healthcare Services Group Incorporated	224,400	7,416,420
		41,797,098

Construction & Engineering : 0.24%
Tutor Perini Corporation †	154,700	3,338,426

Machinery : 0.42%
Actuant Corporation Class A	255,500	5,899,495

Professional Services : 0.68%
Hill International Incorporated †	1,799,000	9,462,740

Road & Rail : 0.26%
Covenant Transport Incorporated Class A †	142,100	3,561,026

Trading Companies & Distributors : 0.66%
Applied Industrial Technologies Incorporated	233,600	9,262,240

Information Technology : 12.93%
Communications Equipment : 1.00%
Brocade Communications Systems Incorporated	217,400	2,582,712
Harmonic Incorporated †	1,036,200	7,077,246
Ruckus Wireless Incorporated †	421,400	4,357,276
		14,017,234

Electronic Equipment, Instruments & Components : 6.91%
Checkpoint Systems Incorporated	1,022,900	10,413,122
Cognex Corporation	277,200	13,333,320
Coherent Incorporated †	414,900	26,337,852
OSI Systems Incorporated †	656,800	46,494,872
		96,579,166

IT Services : 0.18%
TeleTech Holdings Incorporated	90,900	2,461,572

Semiconductors & Semiconductor Equipment : 0.37%
Kulicke & Soffa Industries Incorporated †	436,500	5,111,415

Software : 0.28%
Tangoe Incorporated †	317,000	3,987,860

Technology Hardware, Storage & Peripherals : 4.19%
Cray Incorporated †	1,491,900	44,025,969
Diebold Incorporated	201,900	7,066,500
Quantum Corporation †	4,470,800	7,510,944
		58,603,413

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name				Shares	Value
Materials : 14.42%
Chemicals : 0.35%
Calgon Carbon Corporation				252,100	$4,885,698

Containers & Packaging : 0.24%
Intertape Polymer Group Incorporated				219,200	3,334,032

Metals & Mining : 12.72%
Agnico-Eagle Mines Limited				376,000	10,667,120
Carpenter Technology Corporation				277,400	10,729,832
NovaGold Resources Incorporated †				1,340,200	4,583,484
Randgold Resources Limited ADR				1,397,000	93,529,150
Royal Gold Incorporated				288,100	17,744,079
Sandstorm Gold Limited †				1,611,700	4,738,398
Silver Standard Resources Incorporated †				1,297,300	8,147,044
Steel Dynamics Incorporated				1,104,800	22,885,932
Webco Industries Incorporated †(a)(i)(l)				81,000	4,657,500
					177,682,539

Paper & Forest Products : 1.11%
Deltic Timber Corporation				117,100	7,920,644
Wausau Paper Corporation				830,500	7,623,990
					15,544,634

Telecommunication Services : 2.05%
Diversified Telecommunication Services : 2.05%
Cincinnati Bell Incorporated †				7,483,300	28,586,206

Total Common Stocks (Cost $819,941,138)					1,252,762,127

Exchange-Traded Funds : 1.86%
Market Vectors Gold Miners ETF				550,224	9,771,978
Market Vectors Junior Gold Miners ETF				184,316	4,451,231
SPDR S&P Regional Banking ETF				265,843	11,739,627
Total Exchange-Traded Funds (Cost $32,177,428)					25,962,836

			Expiration date
Warrants : 0.00%
Materials : 0.00%
Metals & Mining : 0.00%
Sandstorm Gold Limited †(i)			10-19-2015	470,263	5,648

Total Warrants (Cost $0)					5,648

		Yield
Short-Term Investments : 8.72%
Investment Companies : 8.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%		121,849,959	121,849,959

Total Short-Term Investments (Cost $121,849,959)					121,849,959

Total investments in securities (Cost $973,968,525)*	100.23%				1,400,580,570
Other assets and liabilities, net	(0.23)				(3,162,883)

Total net assets	100.00%				$1,397,417,687

4

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $971,609,369 and unrealized gains (losses) consists of:

Gross unrealized gains	$555,738,734
Gross unrealized losses	(126,767,533)

Net unrealized gains	$428,971,201

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

5

Wells Fargo Advantage Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$186,753,333	$0	$0	$186,753,333
Energy	177,776,492	7,079,688	0	184,856,180
Financials	237,657,851	0	0	237,657,851
Health care	81,536,679	0	0	81,536,679
Industrials	151,164,315	0	0	151,164,315
Information technology	180,760,660	0	0	180,760,660
Materials	193,455,371	7,991,532	0	201,446,903
Telecommunication services	28,586,206	0	0	28,586,206
Exchange-traded funds	25,962,836	0	0	25,962,836
Warrants
Materials	0	5,648	0	5,648
Short-term investments
Investment companies	121,849,959	0	0	121,849,959

Total assets	$1,385,503,702	$15,076,868	$0	$1,400,580,570

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	780,500	24,000	0	804,500	$1,182,615
Cavco Industries Incorporated	635,300	31,900	5,000	662,200	49,956,368
Century Casinos Incorporated	1,220,300	216,700	0	1,437,000	9,053,100
Cross Country Healthcare Incorporated*	1,640,500	7,100	87,600	1,560,000	19,780,800
InterOil Corporation*	3,601,700	0	1,816,400	1,785,300	107,475,060
Medley Management Incorporated Class A	753,200	14,000	14,700	752,500	8,909,600
OraSure Technologies Incorporated	4,218,600	0	467,200	3,751,400	20,220,046
Skyline Corporation	550,900	70,300	0	621,200	1,826,328
Webco Industries Incorporated	81,000	0	0	81,000	4,657,500

					$223,061,417

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.84%
Consumer Discretionary : 20.69%
Auto Components : 1.23%
Fox Factory Holding Corporation †	45,370	$729,550

Hotels, Restaurants & Leisure : 5.15%
Century Casinos Incorporated †	417,300	2,628,990
Peak Resorts Incorporated	57,600	412,416
		3,041,406

Household Durables : 8.99%
Cavco Industries Incorporated †	30,713	2,316,989
D.R. Horton Incorporated	26,200	716,832
Skyline Corporation †	141,300	415,422
Taylor Morrison Home Corporation Class A †	40,700	828,652
WCI Communities Incorporated †	42,200	1,029,258
		5,307,153

Media : 5.32%
Cinemark Holdings Incorporated	8,100	325,377
Entravision Communications Corporation Class A	116,375	957,766
Interpublic Group of Companies Incorporated	33,268	641,074
News Corporation Class A †	83,200	1,213,888
		3,138,105

Energy : 10.08%
Energy Equipment & Services : 0.67%
Helmerich & Payne Incorporated	100	7,042
Key Energy Services Incorporated †	102,800	185,040
Parker Drilling Company †	61,400	203,848
		395,930

Oil, Gas & Consumable Fuels : 9.41%
Canadian Natural Resources Limited	17,400	472,584
Clean Energy Fuels Corporation †	59,400	333,828
InterOil Corporation †	68,200	4,105,640
PostRock Energy Corporation †	24,410	67,128
Raging River Exploration Incorporated †	22,000	153,771
Range Resources Corporation	4,200	207,396
Sanchez Energy Corporation †	21,800	213,640
		5,553,987

Financials : 26.32%
Banks : 15.52%
American River Bankshares †	61,600	574,112
Ameris Bancorp	25,956	656,427
BBCN Bancorp Incorporated	58,106	859,388
First Niagara Financial Group Incorporated	51,749	488,511
Hilltop Holdings Incorporated †	18,344	441,907
IBERIABANK Corporation	7,285	497,056
Midsouth Bancorp Incorporated	40,200	613,452
Pacific Premier Bancorp Incorporated †	80,600	1,366,976
Sierra Bancorp	62,600	1,083,606
The Bancorp Incorporated †	98,800	916,864
Valley National Bancorp	65,776	678,151
Wilshire Bancorp Incorporated	78,200	987,666
		9,164,116

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Capital Markets : 0.36%
Safeguard Scientifics Incorporated †	10,800	$210,168

Consumer Finance : 0.49%
Enova International Incorporated †	15,530	290,100

Insurance : 1.20%
First Acceptance Corporation †	154,000	492,800
Health Insurance Innovations Incorporated Class A †	24,300	120,771
James River Group Holdings Limited	3,600	93,132
		706,703

REITs : 7.60%
Owens Realty Mortgage Incorporated	25,100	377,002
Potlatch Corporation	8,300	293,156
Redwood Trust Incorporated	67,300	1,056,610
UMH Properties Incorporated	281,800	2,761,640
		4,488,408

Thrifts & Mortgage Finance : 1.15%
Northwest Bancshares Incorporated	52,700	675,614

Health Care : 4.79%
Health Care Equipment & Supplies : 1.63%
Allied Healthcare Products Incorporated †	76,400	112,308
EnteroMedics Incorporated †	971,600	602,392
Stryker Corporation	2,600	248,482
		963,182

Health Care Providers & Services : 1.36%
Cross Country Healthcare Incorporated †	62,879	797,306
Teladoc Incorporated †	177	3,363
		800,669

Health Care Technology : 1.80%
Allscripts Healthcare Solutions Incorporated †	26,100	357,048
Merge Healthcare Incorporated †	90,900	436,320
Omnicell Incorporated †	7,200	271,512
		1,064,880

Industrials : 13.67%
Airlines : 4.09%
American Airlines Group Incorporated	19,047	760,642
JetBlue Airways Corporation †	24,167	501,707
LATAM Airlines Group ADR †	67,492	475,144
United Continental Holdings Incorporated †	12,700	673,227
		2,410,720

Commercial Services & Supplies : 1.64%
ACCO Brands Corporation †	50,600	393,162
Healthcare Services Group Incorporated	13,343	440,986
SP Plus Corporation †	5,100	133,161
		967,309

Construction & Engineering : 3.52%
Integrated Electrical Services Incorporated †	292,700	2,078,170

2

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Sterling Construction Company Incorporated †	200	$800
		2,078,970

Machinery : 3.22%
Actuant Corporation Class A	19,087	440,719
Graco Incorporated	5,400	383,562
Kennametal Incorporated	12,000	409,440
Xylem Incorporated	18,055	669,299
		1,903,020

Trading Companies & Distributors : 1.20%
Applied Industrial Technologies Incorporated	17,900	709,735

Information Technology : 8.52%
Communications Equipment : 3.84%
Applied Optoelectronics Incorporated †	44,300	769,048
Ruckus Wireless Incorporated †	23,100	238,854
Sandvine Corporation †(a)	438,211	1,259,348
		2,267,250

Electronic Equipment, Instruments & Components : 1.82%
Knowles Corporation †	30,900	559,290
Mercury Computer Systems Incorporated †	35,100	513,864
		1,073,154

Semiconductors & Semiconductor Equipment : 1.23%
FormFactor Incorporated †	79,200	728,640

Technology Hardware, Storage & Peripherals : 1.63%
Cray Incorporated †	32,572	961,200

Materials : 11.06%
Metals & Mining : 11.06%
Agnico-Eagle Mines Limited - U.S. Exchange Traded Shares	14,400	408,528
Endeavour Mining Corporation †	911,500	452,466
Goldcorp Incorporated - U.S. Exchange Traded Shares	12,600	204,120
Lucara Diamond Corporation - Legend Shares	399,500	636,324
McEwen Mining Incorporated †	127,200	121,972
Randgold Resources Limited ADR	37,375	2,502,256
Rockwell Diamonds Incorporated †	728,200	132,023
Rockwell Diamonds Incorporated - Legend Shares †(i)	1,172,000	220,512
Royal Gold Incorporated	12,900	794,511
Sandstorm Gold Limited †	196,100	576,534
Silver Wheaton Corporation - U.S. Exchange Traded Shares	27,700	480,318
		6,529,564

Telecommunication Services : 0.71%
Diversified Telecommunication Services : 0.71%
Cincinnati Bell Incorporated †	109,073	416,655

Total Common Stocks (Cost $40,752,577)		56,576,188

Exchange-Traded Funds : 0.78%
Market Vectors Junior Gold Miners ETF	19,131	462,014
Total Exchange-Traded Funds (Cost $646,578)		462,014

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Expiration date	Shares	Value
Warrants : 0.04%
Health Care : 0.04%
Health Care Equipment & Supplies : 0.04%
EnteroMedics Incorporated †(a)(i)	5-14-2016	270,908	$16,943
EnteroMedics Incorporated †(a)(i)	9-28-2016	13,680	1,869
EnteroMedics Incorporated †(a)(i)	2-27-2018	48,280	6,826
Total Warrants (Cost $0)			25,638

		Yield
Short-Term Investments : 3.91%
Investment Companies : 3.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%	2,307,084	2,307,084

Total Short-Term Investments (Cost $2,307,084)				2,307,084

Total investments in securities (Cost $43,706,239)*	100.57%			59,370,924
Other assets and liabilities, net	(0.57)			(339,425)

Total net assets	100.00%			$59,031,499

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $46,375,846 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,192,866
Gross unrealized losses	(8,197,788)

Net unrealized gains	$12,995,078

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund

4

Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$12,216,214	$0	$0	$12,216,214
Energy	5,949,917	0	0	5,949,917
Financials	15,535,109	0	0	15,535,109
Health care	2,828,731	0	0	2,828,731
Industrials	8,069,754	0	0	8,069,754
Information technology	3,770,896	1,259,348	0	5,030,244
Materials	5,540,705	988,859	0	6,529,564
Telecommunication services	416,655	0	0	416,655
Exchange-traded funds	462,014	0	0	462,014
Warrants
Health care	0	25,638	0	25,638
Short-term investments
Investment companies	2,307,084	0	0	2,307,084

Total assets	$57,097,079	$2,273,845	$0	$59,370,924

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.46%
Consumer Discretionary : 11.56%
Diversified Consumer Services : 0.62%
Liberty Tax Incorporated	188,347	$4,661,588

Hotels, Restaurants & Leisure : 4.53%
Denny’s Corporation †	448,996	5,212,844
DineEquity Incorporated	91,750	9,091,508
Krispy Kreme Doughnuts Incorporated †	449,500	8,657,370
Ruby Tuesday Incorporated †	574,600	3,602,742
The Wendy’s Company	684,000	7,715,520
		34,279,984

Household Durables : 2.38%
Blyth Incorporated †	322,700	2,049,145
Dixie Group Incorporated «†	444,546	4,667,733
Helen of Troy Limited †	56,000	5,459,440
Tupperware Brands Corporation	90,500	5,840,870
		18,017,188

Media : 1.15%
A.H. Belo Corporation Class A	797,999	4,468,794
New Media Investment Group Incorporated	235,943	4,230,458
		8,699,252

Specialty Retail : 2.07%
Ascena Retail Group Incorporated †	223,900	3,729,055
Christopher & Banks Corporation †	393,820	1,579,218
Guess? Incorporated	337,500	6,469,875
Pier 1 Imports Incorporated «	311,400	3,932,982
		15,711,130

Textiles, Apparel & Luxury Goods : 0.81%
Delta Apparel Incorporated †	247,739	3,542,668
Iconix Brand Group Incorporated †	104,700	2,614,359
		6,157,027

Consumer Staples : 6.68%
Beverages : 0.89%
Cott Corporation	690,700	6,755,046

Food & Staples Retailing : 1.01%
SUPERVALU Incorporated †	471,100	3,811,199
The Fresh Market Incorporated †	120,100	3,860,014
		7,671,213

Food Products : 1.72%
TreeHouse Foods Incorporated †	160,185	12,979,791

Household Products : 2.64%
Central Garden & Pet Company †	371,792	3,926,124
Spectrum Brands Holdings Incorporated	65,100	6,639,549

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Household Products (continued)
WD-40 Company	107,722	$9,389,050
		19,954,723

Tobacco : 0.42%
Universal Corporation	56,000	3,209,920

Energy : 4.01%
Energy Equipment & Services : 3.01%
Atwood Oceanics Incorporated	190,400	5,034,176
CARBO Ceramics Incorporated «	110,600	4,604,278
Forum Energy Technologies Incorporated †	180,100	3,652,428
Patterson-UTI Energy Incorporated	198,400	3,732,896
Steel Excel Incorporated †	278,413	5,790,990
		22,814,768

Oil, Gas & Consumable Fuels : 1.00%
Gulfport Energy Corporation †	94,423	3,800,526
PDC Energy Incorporated †	70,900	3,803,076
		7,603,602

Financials : 22.03%
Banks : 9.60%
Associated Banc-Corp	374,200	7,585,034
BBCN Bancorp Incorporated	255,700	3,781,803
First Citizens BancShares Corporation Class A	70,314	18,495,395
First Niagara Financial Group Incorporated	635,800	6,001,952
Hancock Holding Company	238,400	7,607,344
People’s United Financial Incorporated	380,800	6,172,768
TCF Financial Corporation	607,336	10,087,851
UMB Financial Corporation	227,061	12,947,018
		72,679,165

Capital Markets : 2.58%
Apollo Investment Corporation «	576,700	4,083,036
CIFC Corporation	179,685	1,424,902
New Mountain Finance Corporation «	255,900	3,707,991
Westwood Holdings Group Incorporated	173,412	10,330,153
		19,546,082

Insurance : 7.06%
Brown & Brown Incorporated	347,400	11,415,564
Endurance Specialty Holdings Limited	97,900	6,432,030
Fidelity & Guaranty Life	132,344	3,127,289
ProAssurance Corporation	234,600	10,840,866
RenaissanceRe Holdings Limited	59,500	6,039,845
Stewart Information Services Corporation	139,300	5,544,140
Validus Holdings Limited	229,200	10,082,508
		53,482,242

REITs : 2.79%
Apollo Commercial Real Estate Finance Incorporated	195,200	3,207,136
Communications Sales & Leasing Incorporated «	155,500	3,843,960
Gramercy Property Trust Incorporated	212,200	4,959,114

2

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
REITs (continued)
Hatteras Financial Corporation	560,508	$9,136,280
		21,146,490

Health Care : 8.39%
Biotechnology : 0.51%
Myriad Genetics Incorporated «†	113,000	3,840,870

Health Care Equipment & Supplies : 3.20%
Analogic Corporation	114,883	9,064,269
CryoLife Incorporated	210,300	2,372,184
Haemonetics Corporation †	142,100	5,877,256
Meridian Diagnostics Incorporated	172,000	3,206,080
Steris Corporation	58,300	3,756,852
		24,276,641

Health Care Providers & Services : 2.78%
Owens & Minor Incorporated	158,000	5,372,000
Patterson Companies Incorporated	170,900	8,314,285
WellCare Health Plans Incorporated †	86,800	7,363,244
		21,049,529

Health Care Technology : 0.41%
HMS Holdings Corporation †	180,000	3,090,600

Life Sciences Tools & Services : 0.81%
Bio-Rad Laboratories Incorporated Class A †	40,900	6,159,949

Pharmaceuticals : 0.68%
Theravance Incorporated «	283,200	5,117,424

Industrials : 20.77%
Building Products : 2.23%
Quanex Building Products Corporation	218,599	4,684,577
Simpson Manufacturing Company Incorporated	359,318	12,216,812
		16,901,389

Commercial Services & Supplies : 5.19%
ACCO Brands Corporation †	1,134,369	8,814,047
Brady Corporation Class A	288,100	7,127,594
Matthews International Corporation Class A	170,898	9,081,520
Quad Graphics Incorporated	162,200	3,002,322
Viad Corporation	415,053	11,252,087
		39,277,570

Construction & Engineering : 1.34%
EMCOR Group Incorporated	212,300	10,141,571

Electrical Equipment : 3.46%
EnerSys	101,700	7,148,493
Franklin Electric Company Incorporated	375,987	12,155,660
Regal-Beloit Corporation	95,400	6,925,086
		26,229,239

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Machinery : 7.47%
Briggs & Stratton Corporation	266,300	$5,128,938
Circor International Incorporated	53,700	2,928,261
Douglas Dynamics Incorporated	422,600	9,077,448
ESCO Technologies Incorporated	197,700	7,395,957
Hillenbrand Incorporated	226,402	6,950,541
Kadant Incorporated	237,423	11,206,366
Mueller Industries Incorporated	400,140	13,892,861
		56,580,372

Professional Services : 1.08%
Korn/Ferry International	235,746	8,196,888

Information Technology : 11.62%
Communications Equipment : 0.85%
Aviat Networks Incorporated †	803,647	1,012,595
NETGEAR Incorporated †	181,700	5,454,634
		6,467,229

Electronic Equipment, Instruments & Components : 5.14%
AVX Corporation	408,998	5,505,113
Coherent Incorporated †	76,000	4,824,480
GSI Group Incorporated †	825,035	12,400,276
Orbotech Limited †	300,715	6,254,872
Vishay Intertechnology Incorporated	853,221	9,965,621
		38,950,362

IT Services : 2.08%
Acxiom Corporation †	208,654	3,668,137
DST Systems Incorporated	30,784	3,878,168
Sykes Enterprises Incorporated †	338,900	8,218,325
		15,764,630

Semiconductors & Semiconductor Equipment : 0.82%
DSP Group Incorporated †	348,915	3,604,292
Exar Corporation †	265,952	2,601,011
		6,205,303

Software : 1.69%
ACI Worldwide Incorporated †	254,752	6,259,257
Progress Software Corporation †	237,351	6,527,153
		12,786,410

Technology Hardware, Storage & Peripherals : 1.04%
Imation Corporation †	1,929,730	7,834,704

Materials : 10.16%
Chemicals : 5.27%
A. Schulman Incorporated	136,358	5,961,572
HB Fuller Company	152,900	6,210,798
Innospec Incorporated	238,212	10,729,068
LSB Industries Incorporated †	65,992	2,695,113
Plastec Technologies Limited (a)(i)	152,938	1,147,035
Scotts Miracle-Gro Company Class A	92,100	5,453,241

4

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Sensient Technologies Corporation	113,100	$7,729,254
		39,926,081

Construction Materials : 1.50%
Eagle Materials Incorporated	149,000	11,373,170

Containers & Packaging : 0.55%
Silgan Holdings Incorporated	79,200	4,178,592

Metals & Mining : 0.46%
TimkenSteel Corporation	127,200	3,433,128

Paper & Forest Products : 2.38%
Neenah Paper Incorporated	163,614	9,646,681
Schweitzer-Mauduit International Incorporated	209,787	8,366,306
		18,012,987

Telecommunication Services : 0.19%
Diversified Telecommunication Services : 0.19%
Windstream Holdings Incorporated «	225,533	1,438,901

Utilities : 1.05%
Electric Utilities : 1.05%
Hawaiian Electric Industries Incorporated	268,100	7,970,611

Total Common Stocks (Cost $629,170,253)		730,573,361

Short-Term Investments : 7.71%

		Yield
Investment Companies : 7.71%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	31,781,817	31,781,817
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	26,617,416	26,617,416
Total Short-Term Investments (Cost $58,399,231)				58,399,233

Total investments in securities (Cost $687,569,484)*	104.17%			788,972,594
Other assets and liabilities, net	(4.17)			(31,591,248)

Total net assets	100.00%			$757,381,346

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $696,488,523 and unrealized gains (losses) consists of:

Gross unrealized gains	$147,686,971
Gross unrealized losses	(55,202,900)

Net unrealized gains	$92,484,071

5

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Abbreviations:
LLC	Limited liability company

6

Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$87,526,169	$0	$0	$87,526,169
Consumer staples	50,570,693	0	0	50,570,693
Energy	24,627,380	5,790,990	0	30,418,370
Financials	166,853,979	0	0	166,853,979
Health care	63,535,013	0	0	63,535,013
Industrials	157,327,029	0	0	157,327,029
Information technology	88,008,638	0	0	88,008,638
Materials	75,776,923	0	1,147,035	76,923,958
Telecommunication services	1,438,901	0	0	1,438,901
Utilities	7,970,611	0	0	7,970,611
Short-term investments
Investment companies	26,617,416	31,781,817	0	58,399,233

Total assets	$750,252,752	$37,572,807	$1,147,035	$788,972,594

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.78%
Consumer Discretionary : 16.17%
Auto Components : 3.48%
Cooper-Standard Holdings Incorporated †	28,000	$1,721,160
Motorcar Parts of America Incorporated †	100,000	3,009,000
		4,730,160

Diversified Consumer Services : 1.51%
Bright Horizons Family Solutions Incorporated †	35,500	2,051,900

Hotels, Restaurants & Leisure : 6.53%
ClubCorp Holdings Incorporated	157,700	3,765,876
Krispy Kreme Doughnuts Incorporated †	123,100	2,370,906
Sonic Corporation	95,000	2,736,000
		8,872,782

Internet & Catalog Retail : 2.33%
Shutterfly Incorporated †	66,100	3,160,241

Leisure Products : 2.32%
Pool Corporation	44,900	3,151,082

Consumer Staples : 2.15%
Household Products : 2.15%
WD-40 Company	33,500	2,919,860

Energy : 0.97%
Oil, Gas & Consumable Fuels : 0.97%
Diamondback Energy Incorporated †	17,500	1,319,150

Financials : 11.19%
Banks : 1.98%
PrivateBancorp Incorporated	67,400	2,683,868

Capital Markets : 2.01%
Financial Engines Incorporated «	64,100	2,722,968

Consumer Finance : 3.15%
Portfolio Recovery Associates Incorporated †	68,700	4,280,697

Insurance : 2.03%
Stewart Information Services Corporation	69,400	2,762,120

Thrifts & Mortgage Finance : 2.02%
Bofi Holding Incorporated †	26,000	2,748,460

Health Care : 26.68%
Biotechnology : 6.63%
AMAG Pharmaceuticals Incorporated †	21,600	1,491,696
Cepheid Incorporated †	24,500	1,498,175
Exact Sciences Corporation «†	78,700	2,340,538
Novavax Incorporated †	73,400	817,676
Receptos Incorporated †	3,400	646,170

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Repligen Corporation †	53,800	$2,220,326
		9,014,581

Health Care Equipment & Supplies : 7.85%
Cardiovascular Systems Incorporated †	39,684	1,049,642
DexCom Incorporated †	8,837	706,783
Endologix Incorporated †	53,000	813,020
Globus Medical Incorporated †	117,000	3,003,390
HeartWare International Incorporated †	12,000	872,280
Inogen Incorporated †	29,400	1,311,240
LDR Holding Corporation †	33,000	1,427,250
The Spectranetics Corporation «†	64,100	1,474,941
		10,658,546

Health Care Providers & Services : 6.74%
Capital Senior Living Corporation †	89,200	2,185,400
ExamWorks Group Incorporated †	67,400	2,635,340
IPC Healthcare Incorporated †	53,400	2,957,826
Surgical Care Affiliates Incorporated †	35,900	1,377,842
		9,156,408

Health Care Technology : 2.08%
Medidata Solutions Incorporated †	52,000	2,824,640

Pharmaceuticals : 3.38%
Akorn Incorporated †	62,300	2,720,018
Intersect ENT Incorporated †	65,500	1,875,265
		4,595,283

Industrials : 14.03%
Aerospace & Defense : 1.00%
Hexcel Corporation	27,243	1,355,067

Air Freight & Logistics : 2.10%
Echo Global Logistics Incorporated †	87,500	2,857,750

Building Products : 1.82%
Apogee Enterprises Incorporated	47,000	2,474,080

Commercial Services & Supplies : 2.23%
Mobile Mini Incorporated	72,000	3,026,880

Electrical Equipment : 1.29%
Generac Holdings Incorporated «†	44,000	1,749,000

Professional Services : 4.12%
The Advisory Board Company †	56,500	3,088,855
Wageworks Incorporated †	62,220	2,516,799
		5,605,654

Trading Companies & Distributors : 1.47%
H&E Equipment Services Incorporated	99,800	1,993,006

Information Technology : 24.59%
Electronic Equipment, Instruments & Components : 2.39%
IPG Photonics Corporation †	7,500	638,813

2

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name			Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse Incorporated			27,500	$2,609,475
				3,248,288

Internet Software & Services : 4.37%
Demandware Incorporated †			32,600	2,317,208
LogMeIn Incorporated †			46,500	2,998,785
Shutterstock Incorporated «†			10,606	621,936
				5,937,929

IT Services : 0.78%
Euronet Worldwide Incorporated †			17,300	1,067,410

Semiconductors & Semiconductor Equipment : 4.81%
Cavium Incorporated †			31,300	2,153,753
Exar Corporation †			150,000	1,467,000
Mellanox Technologies Limited †			59,900	2,910,541
				6,531,294

Software : 12.24%
Bottomline Technologies Incorporated †			80,100	2,227,581
Ellie Mae Incorporated †			10,800	753,732
Fleetmatics Group plc †			86,812	4,065,406
Guidewire Software Incorporated †			27,400	1,450,282
Infoblox Incorporated †			112,444	2,947,157
Qlik Technologies Incorporated †			78,200	2,733,872
Ultimate Software Group Incorporated †			14,874	2,444,393
				16,622,423

Total Common Stocks (Cost $103,061,638)				130,121,527

		Yield
Short-Term Investments : 8.53%
Investment Companies : 8.53%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	6,830,575	6,830,575
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	4,754,534	4,754,534
Total Short-Term Investments (Cost $11,585,109)				11,585,109

Total investments in securities (Cost $114,646,747)*	104.31%			141,706,636
Other assets and liabilities, net	(4.31)			(5,860,681)

Total net assets	100.00%			$135,845,955

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $115,595,214 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,037,582
Gross unrealized losses	(2,926,160)

Net unrealized gains	$26,111,422

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,966,165	$0	$0	$21,966,165
Consumer staples	2,919,860	0	0	2,919,860
Energy	1,319,150	0	0	1,319,150
Financials	15,198,113	0	0	15,198,113
Health care	36,249,458	0	0	36,249,458
Industrials	19,061,437	0	0	19,061,437
Information technology	33,407,344	0	0	33,407,344
Short-term investments
Investment companies	4,754,534	6,830,575	0	11,585,109

Total assets	$134,876,061	$6,830,575	$0	$141,706,636

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 80.75%
Consumer Discretionary : 10.37%
Auto Components : 1.64%
Gentex Corporation	450,000	$7,389,000
Lear Corporation	25,000	2,806,500
		10,195,500

Distributors : 1.51%
Genuine Parts Company	105,000	9,400,650

Hotels, Restaurants & Leisure : 1.32%
Marriott International Incorporated Class A	110,000	8,182,900

Household Durables : 3.84%
Harman International Industries Incorporated	70,000	8,325,800
Jarden Corporation †	300,000	15,525,000
		23,850,800

Specialty Retail : 2.06%
The Home Depot Incorporated	115,000	12,779,950

Consumer Staples : 5.56%
Food & Staples Retailing : 1.94%
CVS Health Corporation	115,000	12,061,200

Food Products : 1.48%
ConAgra Foods Incorporated	210,000	9,181,200

Household Products : 0.39%
Church & Dwight Company Incorporated	30,000	2,433,900

Personal Products : 1.75%
The Estee Lauder Companies Incorporated Class A	125,000	10,832,500

Energy : 1.10%
Energy Equipment & Services : 0.43%
Bristow Group Incorporated	50,000	2,665,000

Oil, Gas & Consumable Fuels : 0.67%
EOG Resources Incorporated	8,000	700,400
Kinder Morgan Incorporated	70,000	2,687,300
ONEOK Incorporated	20,000	789,600
		4,177,300

Financials : 2.65%
Banks : 0.69%
PNC Financial Services Group Incorporated	45,000	4,304,250

Real Estate Management & Development : 1.25%
CBRE Group Incorporated Class A †	210,000	7,770,000

REITs : 0.71%
Boston Properties Incorporated	20,000	2,420,800

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Shares	Value
REITs (continued)
Saul Centers Incorporated	40,000	$1,967,600
		4,388,400

Health Care : 19.08%
Biotechnology : 2.24%
AMAG Pharmaceuticals Incorporated †	70,000	4,834,200
Amgen Incorporated	10,000	1,535,200
Celgene Corporation †	65,000	7,522,775
		13,892,175

Health Care Equipment & Supplies : 4.98%
Baxter International Incorporated	70,000	4,895,100
Becton Dickinson & Company	61,942	8,774,084
C.R. Bard Incorporated	30,000	5,121,000
Hologic Incorporated †	60,000	2,283,600
Medtronic plc	125,000	9,262,500
West Pharmaceutical Services Incorporated	10,000	580,800
		30,917,084

Health Care Providers & Services : 0.54%
McKesson Corporation	15,000	3,372,150

Life Sciences Tools & Services : 2.10%
Quintiles Transnational Holdings Incorporated †	100,000	7,261,000
Thermo Fisher Scientific Incorporated	15,000	1,946,400
Waters Corporation †	30,000	3,851,400
		13,058,800

Pharmaceuticals : 9.22%
AbbVie Incorporated	100,000	6,719,000
Allergan plc †	55,000	16,690,300
Eli Lilly & Company	80,000	6,679,200
Endo International plc †	75,000	5,973,750
Mallinckrodt plc †	10,000	1,177,200
Mylan NV †	245,000	16,625,700
Novartis AG ADR	35,000	3,441,900
		57,307,050

Industrials : 9.60%
Aerospace & Defense : 1.15%
Curtiss-Wright Corporation	45,000	3,259,800
Lockheed Martin Corporation	15,000	2,788,500
United Technologies Corporation	10,000	1,109,300
		7,157,600

Building Products : 1.97%
Apogee Enterprises Incorporated	100,000	5,264,000
Lennox International Incorporated	65,000	6,999,850
		12,263,850

Electrical Equipment : 2.22%
AMETEK Incorporated	85,000	4,656,300
Emerson Electric Company	85,000	4,711,550
Regal-Beloit Corporation	50,000	3,629,500

2

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding NV †	15,000	$791,100
		13,788,450

Industrial Conglomerates : 1.39%
Roper Industries Incorporated	50,000	8,623,000

Machinery : 2.87%
Donaldson Company Incorporated	40,000	1,432,000
Flowserve Corporation	20,000	1,053,200
IDEX Corporation	80,000	6,286,400
John Bean Technologies Corporation	200,000	7,518,000
Lincoln Electric Holdings Incorporated	25,000	1,522,250
		17,811,850

Information Technology : 21.12%
Communications Equipment : 0.92%
CommScope Holdings Incorporated †	15,000	457,650
Palo Alto Networks Incorporated †	30,000	5,241,000
		5,698,650

Electronic Equipment, Instruments & Components : 7.10%
Amphenol Corporation Class A	340,000	19,709,800
Belden Incorporated	50,000	4,061,500
FEI Company	245,000	20,317,850
		44,089,150

Internet Software & Services : 1.85%
Akamai Technologies Incorporated †	165,000	11,520,300

IT Services : 3.57%
Automatic Data Processing Incorporated	200,000	16,046,000
Cognizant Technology Solutions Corporation Class A †	100,000	6,109,000
		22,155,000

Software : 6.92%
Adobe Systems Incorporated †	190,000	15,391,900
CDK Global Incorporated	20,000	1,079,600
FireEye Incorporated «†	35,000	1,711,850
Mentor Graphics Corporation	20,000	528,600
ServiceNow Incorporated †	205,000	15,233,550
Splunk Incorporated †	130,000	9,050,600
		42,996,100

Technology Hardware, Storage & Peripherals : 0.76%
Seagate Technology plc	100,000	4,750,000

Materials : 2.55%
Chemicals : 2.30%
FMC Corporation	25,000	1,313,750
LyondellBasell Industries NV Class A	30,000	3,105,600
PPG Industries Incorporated	10,000	1,147,200
The Valspar Corporation	10,000	818,200
Westlake Chemical Corporation	85,000	5,830,150

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name			Shares	Value
Chemicals (continued)
Westlake Chemical Partners LP			95,000	$2,066,250
				14,281,150

Containers & Packaging : 0.25%
Sealed Air Corporation			30,000	1,541,400

Utilities : 8.72%
Electric Utilities : 3.03%
American Electric Power Company Incorporated			110,000	5,826,700
Edison International			100,000	5,558,000
NextEra Energy Incorporated			50,000	4,901,500
Pinnacle West Capital Corporation			45,000	2,560,050
				18,846,250

Gas Utilities : 0.37%
Atmos Energy Corporation			45,000	2,307,600

Multi-Utilities : 5.32%
CMS Energy Corporation			165,000	5,253,600
Dominion Resources Incorporated			60,000	4,012,200
DTE Energy Company			85,000	6,344,400
NiSource Incorporated			100,000	4,559,000
Sempra Energy			130,000	12,862,200
				33,031,400

Total Common Stocks (Cost $422,507,540)				501,632,559

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 17.31%
Consumer Discretionary : 3.25%
Auto Components : 1.66%
Dana Holding Corporation	5.50	12-15-2024	$500,000	491,250
Lear Corporation	5.25	1-15-2025	10,000,000	9,825,000
				10,316,250

Diversified Consumer Services : 0.22%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	5.25	3-15-2025	1,500,000	1,408,125

Hotels, Restaurants & Leisure : 0.32%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	1,970,000

Media : 0.15%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	927,500

Specialty Retail : 0.90%
Group 1 Automotive Incorporated	5.00	6-1-2022	2,280,000	2,268,600
Penske Auto Group Incorporated	5.75	10-1-2022	3,200,000	3,328,000
				5,596,600

Consumer Staples : 0.42%
Beverages : 0.42%
Constellation Brands Incorporated	4.75	11-15-2024	2,600,000	2,606,500

4

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.97%
Energy Equipment & Services : 0.32%
Bristow Group Incorporated	6.25%	10-15-2022	$2,000,000	$1,980,000

Oil, Gas & Consumable Fuels : 0.65%
Energy Transfer Equity LP	5.88	1-15-2024	2,000,000	2,074,000
NGL Energy Partners LP	5.13	7-15-2019	2,000,000	1,995,000
				4,069,000

Financials : 0.41%
REITs : 0.41%
Crown Castle International Corporation	4.88	4-15-2022	2,000,000	2,020,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	500,313
				2,520,313

Health Care : 2.51%
Health Care Providers & Services : 0.92%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	983,125
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	500,000	530,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,195,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	993,750
				5,701,875

Life Sciences Tools & Services : 0.32%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	2,000,000	2,010,000

Pharmaceuticals : 1.27%
Endo Finance LLC 144A	6.00	2-1-2025	1,300,000	1,321,125
Horizon Pharma Financing Incorporated 144A	6.63	5-1-2023	6,300,000	6,552,000
				7,873,125

Industrials : 0.98%
Aerospace & Defense : 0.25%
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,526,250

Building Products : 0.20%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,254,000

Commercial Services & Supplies : 0.08%
Clean Harbors Incorporated	5.13	6-1-2021	500,000	495,000

Machinery : 0.16%
Oshkosh Corporation	5.38	3-1-2025	1,000,000	1,000,000

Road & Rail : 0.29%
The Hertz Corporation	6.25	10-15-2022	1,800,000	1,827,000

Information Technology : 2.32%
Communications Equipment : 1.10%
CommScope Incorporated 144A	5.50	6-15-2024	7,000,000	6,807,500

Electronic Equipment, Instruments & Components : 0.63%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,017,500

5

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Belden Incorporated 144A	5.25%	7-15-2024	$3,000,000	$2,910,000
				3,927,500

IT Services : 0.36%
Neustar Incorporated «	4.50	1-15-2023	2,500,000	2,218,750

Semiconductors & Semiconductor Equipment : 0.23%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,438,125

Materials : 5.95%
Chemicals : 5.87%
A. Schulman Incorporated 144A	6.88	6-1-2023	1,500,000	1,530,000
Celanese U.S. Holdings LLC	4.63	11-15-2022	1,000,000	990,000
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,808,719
Olin Corporation	5.50	8-15-2022	5,000,000	5,050,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,100,238
Tronox Finance LLC	6.38	8-15-2020	22,588,000	20,950,370
				36,429,327

Containers & Packaging : 0.08%
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	503,125

Utilities : 0.50%
Independent Power & Renewable Electricity Producers : 0.50%
NRG Energy Incorporated	6.63	3-15-2023	2,500,000	2,575,000
NRG Energy Incorporated	7.88	5-15-2021	500,000	532,500
				3,107,500

Total Corporate Bonds and Notes (Cost $110,578,914)				107,513,365

Yankee Corporate Bonds and Notes : 1.12%
Health Care : 0.47%
Pharmaceuticals : 0.47%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,910,000

Industrials : 0.32%
Electrical Equipment : 0.32%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	1,975,000

Information Technology : 0.33%
Technology Hardware, Storage & Peripherals : 0.33%
Seagate HDD (Cayman)	4.75	6-1-2023	2,000,000	2,035,475

Total Yankee Corporate Bonds and Notes (Cost $6,978,840)				6,920,475

Short-Term Investments : 1.22%

	Yield		Shares
Investment Companies : 1.22%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		2,545,245	2,545,245

6

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%	5,053,913	$5,053,913
Total Short-Term Investments (Cost $7,599,158)				7,599,158

Total investments in securities (Cost $547,664,452)*	100.40%			623,665,557
Other assets and liabilities, net	(0.40)			(2,465,096)

Total net assets	100.00%			$621,200,461

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $547,185,773 and unrealized gains (losses) consists of:

Gross unrealized gains	$86,943,248
Gross unrealized losses	(10,463,464)

Net unrealized gains	$76,479,784

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

7

Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$64,409,800	$0	$0	$64,409,800
Consumer staples	34,508,800	0	0	34,508,800
Energy	6,842,300	0	0	6,842,300
Financials	16,462,650	0	0	16,462,650
Health care	118,547,259	0	0	118,547,259
Industrials	59,644,750	0	0	59,644,750
Information technology	131,209,200	0	0	131,209,200
Materials	15,822,550	0	0	15,822,550
Utilities	54,185,250	0	0	54,185,250
Corporate bonds and notes	0	107,513,365	0	107,513,365
Yankee corporate bonds and notes	0	6,920,475	0	6,920,475
Short-term investments
Investment companies	5,053,913	2,545,245	0	7,599,158

Total assets	$506,686,472	$116,979,085	$0	$623,665,557

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 26.94%
Consumer Discretionary : 2.76%
Auto Components : 0.45%
Gentex Corporation	100,000	$1,642,000

Distributors : 0.12%
Genuine Parts Company	5,000	447,650

Hotels, Restaurants & Leisure : 0.24%
Marriott International Incorporated Class A	12,000	892,680

Household Durables : 1.34%
Harman International Industries Incorporated	15,000	1,784,100
Jarden Corporation †	60,000	3,105,000
		4,889,100

Specialty Retail : 0.61%
The Home Depot Incorporated	20,000	2,222,600

Consumer Staples : 1.59%
Food Products : 0.66%
ConAgra Foods Incorporated	55,000	2,404,600

Household Products : 0.22%
Church & Dwight Company Incorporated	10,000	811,300

Personal Products : 0.71%
The Estee Lauder Companies Incorporated Class A	30,000	2,599,800

Energy : 0.07%
Energy Equipment & Services : 0.07%
Bristow Group Incorporated	5,000	266,500

Financials : 0.55%
Real Estate Management & Development : 0.40%
CBRE Group Incorporated †	40,000	1,480,000

REITs : 0.15%
Saul Centers Incorporated	11,000	541,090

Health Care : 6.86%
Biotechnology : 0.76%
AMAG Pharmaceuticals Incorporated †	20,000	1,381,200
Celgene Corporation †	12,000	1,388,820
		2,770,020

Health Care Equipment & Supplies : 1.22%
Baxter International Incorporated	20,000	1,398,600
Becton Dickinson & Company	2,000	283,300
C.R. Bard Incorporated	8,000	1,365,600
Medtronic plc	15,000	1,111,500
West Pharmaceutical Services Incorporated	5,000	290,400
		4,449,400

Life Sciences Tools & Services : 0.86%
Quintiles Transnational Holdings Incorporated †	40,000	2,904,400

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation †	2,000	$256,760
		3,161,160

Pharmaceuticals : 4.02%
Allergan plc †	8,000	2,427,680
Eli Lilly & Company	25,000	2,087,250
Endo International plc †	15,000	1,194,750
Mallinckrodt plc †	5,000	588,600
Mylan NV †	102,000	6,921,720
Novartis AG ADR	15,000	1,475,100
		14,695,100

Industrials : 2.53%
Aerospace & Defense : 0.20%
Curtiss-Wright Corporation	10,000	724,400

Building Products : 0.44%
Apogee Enterprises Incorporated	10,000	526,400
Lennox International Incorporated	10,000	1,076,900
		1,603,300

Electrical Equipment : 0.45%
AMETEK Incorporated	5,000	273,900
Emerson Electric Company	20,000	1,108,600
Sensata Technologies Holding NV †	5,000	263,700
		1,646,200

Industrial Conglomerates : 0.71%
Roper Industries Incorporated	15,000	2,586,900

Machinery : 0.73%
John Bean Technologies Corporation	55,000	2,067,450
Lincoln Electric Holdings Incorporated	10,000	608,900
		2,676,350

Information Technology : 8.09%
Communications Equipment : 0.62%
Palo Alto Networks Incorporated †	13,000	2,271,100

Electronic Equipment, Instruments & Components : 2.38%
Amphenol Corporation Class A	65,000	3,768,050
Belden Incorporated	15,000	1,218,450
FEI Company	45,000	3,731,850
		8,718,350

Internet Software & Services : 0.67%
Akamai Technologies Incorporated †	35,000	2,443,700

IT Services : 1.52%
Automatic Data Processing Incorporated	50,000	4,011,500
Cognizant Technology Solutions Corporation Class A †	25,000	1,527,250
		5,538,750

Software : 2.90%
Adobe Systems Incorporated †	65,000	5,265,650
FireEye Incorporated †	17,000	831,470
Mentor Graphics Corporation	5,000	132,150
ServiceNow Incorporated †	40,000	2,972,400

2

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name			Shares	Value
Software (continued)
Splunk Incorporated †			20,000	$1,392,400
				10,594,070

Materials : 0.36%
Chemicals : 0.25%
Westlake Chemical Corporation			10,000	685,900
Westlake Chemical Partners LP			10,000	217,500
				903,400

Containers & Packaging : 0.11%
Sealed Air Corporation			8,000	411,040

Utilities : 4.13%
Electric Utilities : 0.62%
American Electric Power Company Incorporated			15,000	794,550
NextEra Energy Incorporated			15,000	1,470,450
				2,265,000

Gas Utilities : 0.14%
Atmos Energy Corporation			10,000	512,800

Multi-Utilities : 3.37%
CMS Energy Corporation			55,000	1,751,200
Dominion Resources Incorporated			20,000	1,337,400
DTE Energy Company			30,000	2,239,200
NiSource Incorporated			30,000	1,367,700
Sempra Energy			57,000	5,639,580
				12,335,080

Total Common Stocks (Cost $89,149,197)				98,503,440

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 66.00%
Consumer Discretionary : 12.38%
Auto Components : 3.49%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	3,856,311
Lear Corporation	4.75	1-15-2023	5,000,000	4,925,000
Lear Corporation	5.25	1-15-2025	2,000,000	1,965,000
Lear Corporation	5.38	3-15-2024	2,000,000	2,030,000
				12,776,311

Diversified Consumer Services : 0.77%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	5.25	3-15-2025	3,000,000	2,816,250

Hotels, Restaurants & Leisure : 1.27%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,629,500

Media : 2.07%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,568,400

Specialty Retail : 4.78%
Group 1 Automotive Incorporated	5.00	6-1-2022	6,250,000	6,218,750
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,245,520
				17,464,270

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.52%
Beverages : 0.89%
Constellation Brands Incorporated	4.75%	11-15-2024	$3,265,000	$3,273,163

Food Products : 0.63%
Post Holdings Incorporated	7.38	2-15-2022	2,250,000	2,289,375

Energy : 3.06%
Energy Equipment & Services : 1.35%
Bristow Group Incorporated	6.25	10-15-2022	5,000,000	4,950,000

Oil, Gas & Consumable Fuels : 1.71%
Energy Transfer Equity LP	5.88	1-15-2024	2,680,000	2,779,160
NGL Energy Partners LP / NGL Energy Finance Corporation	5.13	7-15-2019	2,500,000	2,493,750
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	965,000
				6,237,910

Financials : 2.60%
REITs : 2.60%
Crown Castle International Corporation	4.88	4-15-2022	4,000,000	4,040,000
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,929,454
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,541,250
				9,510,704

Health Care : 8.84%
Health Care Equipment & Supplies : 1.88%
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	5,000,000	5,325,000
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,047,500
Hologic Incorporated 144A%%	5.25	7-15-2022	500,000	510,625
				6,883,125

Health Care Providers & Services : 2.92%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	2,949,375
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,000,000	4,240,000
HCA Incorporated	5.38	2-1-2025	1,500,000	1,515,000
HealthSouth Corporation	5.13	3-15-2023	2,000,000	1,987,500
				10,691,875

Life Sciences Tools & Services : 0.69%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	2,500,000	2,512,500

Pharmaceuticals : 3.35%
Endo Finance LLC/Endo Finco Incorporated 144A	7.00	12-15-2020	2,440,000	2,562,000
Endo Finance LLC/Endo Limited/Endo Finco Incorporated144A	6.00	2-1-2025	1,700,000	1,727,625
Horizon Pharma plc 144A	6.63	5-1-2023	7,650,000	7,956,000
				12,245,625

Industrials : 8.55%
Aerospace & Defense : 1.53%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,596,250

Commercial Services & Supplies : 1.08%
Clean Harbors Incorporated	5.13	6-1-2021	4,000,000	3,960,000

Construction & Engineering : 2.00%
Dycom Investments Incorporated	7.13	1-15-2021	7,000,000	7,315,000

4

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 1.65%
Actuant Corporation	5.63%	6-15-2022	$1,165,000	$1,185,388
Oshkosh Corporation	5.38	3-1-2022	3,100,000	3,169,750
Oshkosh Corporation	5.38	3-1-2025	1,675,000	1,675,000
				6,030,138

Road & Rail : 2.29%
The Hertz Corporation	6.25	10-15-2022	8,256,000	8,379,840

Information Technology : 9.07%
Communications Equipment : 3.05%
CommScope Incorporated 144A	5.50	6-15-2024	11,479,000	11,163,328

Electronic Equipment, Instruments & Components : 2.72%
Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,052,500
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,910,000
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	3,970,000
				9,932,500

IT Services : 1.82%
Neustar Incorporated «	4.50	1-15-2023	7,500,000	6,656,250

Semiconductors & Semiconductor Equipment : 1.48%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,000,000	958,750
Micron Technology Incorporated 144A	5.50	2-1-2025	4,750,000	4,450,750
				5,409,500

Materials : 16.30%
Chemicals : 10.06%
A. Schulman Incorporated 144A	6.88	6-1-2023	3,540,000	3,610,800
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,125,000	3,093,750
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,097,250
Kraton Polymers LLC	6.75	3-1-2019	10,250,000	10,474,219
Olin Corporation	5.50	8-15-2022	8,500,000	8,585,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	11,100,000	9,906,750
				36,767,769

Containers & Packaging : 2.33%
Ball Corporation	5.00	3-15-2022	1,500,000	1,503,750
Greif Incorporated	7.75	8-1-2019	1,200,000	1,335,000
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	503,750
Sealed Air Corporation 144A	5.25	4-1-2023	5,150,000	5,182,188
				8,524,688

Metals & Mining : 3.91%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,880,000
Tronox Finance LLC	6.38	8-15-2020	13,400,000	12,428,500
				14,308,500

Telecommunication Services : 0.94%
Wireless Telecommunication Services : 0.94%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,432,000

Utilities : 2.74%
Independent Power & Renewable Electricity Producers : 2.74%
Calpine Corporation 144A	5.88	1-15-2024	500,000	528,750
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,718,438

5

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
NRG Energy Incorporated	6.63%	3-15-2023	$1,000,000	$1,030,000
NRG Energy Incorporated	7.88	5-15-2021	6,338,000	6,749,970
				10,027,158

Total Corporate Bonds and Notes (Cost $245,381,094)				241,351,929

Yankee Corporate Bonds and Notes : 5.75%
Health Care : 0.80%
Pharmaceuticals : 0.80%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,910,000

Industrials : 2.86%
Electrical Equipment : 2.86%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,616,250
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,862,500
				10,478,750

Information Technology : 2.09%
Technology Hardware, Storage & Peripherals : 2.09%
Seagate HDD (Cayman)	4.75	6-1-2023	7,500,000	7,633,034

Total Yankee Corporate Bonds and Notes (Cost $20,870,450)				21,021,784

Short-Term Investments : 1.06%

		Yield	Shares
Investment Companies : 1.06%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		737,025	737,025
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.12		3,128,898	3,128,898

Total Short-Term Investments (Cost $3,865,923)				3,865,923

Total investments in securities (Cost $359,266,664)*	99.75%			364,743,076
Other assets and liabilities, net	0.25			902,380

Total net assets	100.00%			$365,645,456

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $359,127,801 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,541,875
Gross unrealized losses	(7,926,600)

Net unrealized gains	$5,615,275

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

6

Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$10,094,030	$0	$0	$10,094,030
Consumer staples	5,815,700	0	0	5,815,700
Energy	266,500	0	0	266,500
Financials	2,021,090	0	0	2,021,090
Health care	25,075,680	0	0	25,075,680
Industrials	9,237,150	0	0	9,237,150
Information technology	29,565,970	0	0	29,565,970
Materials	1,314,440	0	0	1,314,440
Utilities	15,112,880	0	0	15,112,880
Corporate bonds and notes	0	241,351,929	0	241,351,929
Yankee corporate bonds and notes	0	21,021,784	0	21,021,784
Short-term investments
Investment companies	3,128,898	737,025	0	3,865,923

Total assets	$101,632,338	$263,110,738	$0	$364,743,076

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FHLMC	10.50%	1-1-2016	$34	$34
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	79,668	96,691
Total Agency Securities (Cost $83,312)				96,725

			Shares
Common Stocks : 58.82%
Consumer Discretionary : 7.52%
Auto Components : 0.25%
BorgWarner Incorporated			6,926	393,674
Delphi Automotive plc			8,838	752,025
Johnson Controls Incorporated			20,047	992,928
The Goodyear Tire & Rubber Company			8,259	249,009
				2,387,636

Automobiles : 0.38%
Ford Motor Company			121,695	1,826,642
General Motors Company			41,328	1,377,462
Harley-Davidson Incorporated			6,399	360,584
				3,564,688

Distributors : 0.04%
Genuine Parts Company			4,660	417,210

Diversified Consumer Services : 0.03%
H&R Block Incorporated			8,424	249,772

Hotels, Restaurants & Leisure : 1.04%
Carnival Corporation			13,808	681,977
Chipotle Mexican Grill Incorporated †			953	576,555
Darden Restaurants Incorporated			3,850	273,658
Marriott International Incorporated Class A			6,313	469,624
McDonald’s Corporation			29,345	2,789,829
Royal Caribbean Cruises Limited			5,050	397,385
Starbucks Corporation			45,931	2,462,591
Starwood Hotels & Resorts Worldwide Incorporated			5,228	423,939
Wyndham Worldwide Corporation			3,673	300,855
Wynn Resorts Limited			2,496	246,280
Yum! Brands Incorporated			13,234	1,192,119
				9,814,812

Household Durables : 0.26%
D.R. Horton Incorporated			10,215	279,482
Garmin Limited			3,690	162,102
Harman International Industries Incorporated			2,181	259,408
Leggett & Platt Incorporated			4,218	205,332
Lennar Corporation Class A			5,463	278,832
Mohawk Industries Incorporated †			1,899	362,519
Newell Rubbermaid Incorporated			8,224	338,089
PulteGroup Incorporated			10,043	202,366
Whirlpool Corporation			2,404	416,012
				2,504,142

Internet & Catalog Retail : 0.92%
Amazon.com Incorporated †			11,690	5,074,512
Expedia Incorporated			3,053	333,846
Netflix Incorporated †			1,854	1,217,967
The Priceline Group Incorporated †			1,584	1,823,770

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Internet & Catalog Retail (continued)
TripAdvisor Incorporated †	3,426	$298,542
		8,748,637

Leisure Products : 0.06%
Hasbro Incorporated	3,432	256,679
Mattel Incorporated	10,359	266,123
		522,802

Media : 2.16%
Cablevision Systems Corporation New York Group Class A	6,749	161,571
CBS Corporation Class B	13,860	769,230
Comcast Corporation Class A	76,945	4,627,472
DIRECTV †	15,392	1,428,224
Discovery Communications Incorporated Class A «	4,568	151,932
Discovery Communications Incorporated Class C †	7,995	248,485
Gannett Company Incorporated †	3,472	48,573
Interpublic Group of Companies Incorporated	12,643	243,631
News Corporation Class A †	15,329	223,650
Omnicom Group Incorporated	7,478	519,646
Scripps Networks Interactive Incorporated Class A	2,909	190,161
Tegna Incorporated	6,944	222,694
The Walt Disney Company	47,784	5,454,066
Time Warner Cable Incorporated	8,654	1,541,883
Time Warner Incorporated	25,240	2,206,228
Twenty-First Century Fox Incorporated Class A	54,166	1,762,832
Viacom Incorporated Class B	10,939	707,097
		20,507,375

Multiline Retail : 0.47%
Dollar General Corporation	9,096	707,123
Dollar Tree Incorporated †	6,313	498,664
Family Dollar Stores Incorporated	2,944	232,017
Kohl’s Corporation	6,054	379,041
Macy’s Incorporated	10,296	694,671
Nordstrom Incorporated	4,315	321,468
Target Corporation	19,547	1,595,622
		4,428,606

Specialty Retail : 1.38%
AutoNation Incorporated †	2,301	144,917
AutoZone Incorporated †	969	646,226
Bed Bath & Beyond Incorporated †	5,246	361,869
Best Buy Company Incorporated	8,964	292,316
CarMax Incorporated †	6,405	424,075
GameStop Corporation Class A «	3,265	140,264
L Brands Incorporated	7,507	643,575
Lowe’s Companies Incorporated	28,552	1,912,127
O’Reilly Automotive Incorporated †	3,093	698,956
Ross Stores Incorporated	12,666	615,694
Staples Incorporated	19,610	300,229
The Gap Incorporated	8,046	307,116
The Home Depot Incorporated	39,761	4,418,640
The TJX Companies Incorporated	20,827	1,378,123
Tiffany & Company	3,438	315,608
Tractor Supply Company	4,177	375,679
Urban Outfitters Incorporated †	2,978	104,230
		13,079,644

Textiles, Apparel & Luxury Goods : 0.53%
Coach Incorporated	8,459	292,766
Fossil Group Incorporated †	1,314	91,139
HanesBrands Incorporated	12,293	409,603

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Limited †	6,083	$256,033
Nike Incorporated Class B	21,315	2,302,446
PVH Corporation	2,530	291,456
Ralph Lauren Corporation	1,848	244,601
Under Armour Incorporated Class A †	5,148	429,549
VF Corporation	10,405	725,645
		5,043,238

Consumer Staples : 5.52%
Beverages : 1.23%
Brown-Forman Corporation Class B	4,769	477,758
Coca-Cola Enterprises Incorporated	6,560	284,966
Constellation Brands Incorporated Class A	5,188	601,912
Dr Pepper Snapple Group Incorporated	5,871	427,996
Molson Coors Brewing Company Class B	4,890	341,371
Monster Beverage Corporation †	4,482	600,678
PepsiCo Incorporated	45,184	4,217,475
The Coca-Cola Company	120,082	4,710,817

		11,662,973
Food & Staples Retailing : 1.40%
Costco Wholesale Corporation	13,452	1,816,827
CVS Health Corporation	34,538	3,622,345
Sysco Corporation	18,176	656,154
The Kroger Company	15,008	1,088,230
Wal-Mart Stores Incorporated	48,307	3,426,416
Walgreens Boots Alliance Incorporated	26,710	2,255,392
Whole Foods Market Incorporated	10,967	432,538
		13,297,902

Food Products : 0.98%
Archer Daniels Midland Company	18,990	915,698
Campbell Soup Company	5,440	259,216
ConAgra Foods Incorporated	13,073	571,552
General Mills Incorporated	18,245	1,016,611
Hormel Foods Corporation	4,126	232,583
Kellogg Company	7,667	480,721
Keurig Green Mountain Incorporated	3,535	270,887
Kraft Foods Group Incorporated	18,130	1,543,588
McCormick & Company Incorporated	3,913	316,757
Mead Johnson Nutrition Company	6,198	559,184
Mondelez International Incorporated Class A	49,793	2,048,484
The Hershey Company	4,493	399,113
The JM Smucker Company	2,967	321,652
Tyson Foods Incorporated Class A	8,930	380,686
		9,316,732

Household Products : 1.04%
Colgate-Palmolive Company	26,027	1,702,426
Kimberly-Clark Corporation	11,145	1,181,036
The Clorox Company	4,017	417,848
The Procter & Gamble Company	83,052	6,497,981
		9,799,291

Personal Products : 0.06%
The Estee Lauder Companies Incorporated Class A	6,834	592,234

Tobacco : 0.81%
Altria Group Incorporated	60,198	2,944,284
Philip Morris International	47,423	3,801,902

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Tobacco (continued)
Reynolds American Incorporated	12,724	$949,974
		7,696,160

Energy : 4.63%
Energy Equipment & Services : 0.76%
Baker Hughes Incorporated	13,303	820,795
Cameron International Corporation †	5,859	306,836
Diamond Offshore Drilling Incorporated «	2,055	53,040
Ensco plc Class A	7,173	159,743
FMC Technologies Incorporated †	7,070	293,334
Halliburton Company	26,044	1,121,715
Helmerich & Payne Incorporated	3,294	231,963
National Oilwell Varco Incorporated	11,874	573,277
Noble Corporation plc «	7,409	114,025
Schlumberger Limited	38,865	3,349,774
Transocean Limited «	10,456	168,551
		7,193,053

Oil, Gas & Consumable Fuels : 3.87%
Anadarko Petroleum Corporation	15,547	1,213,599
Apache Corporation	11,541	665,108
Cabot Oil & Gas Corporation	12,661	399,328
Chesapeake Energy Corporation «	15,846	177,000
Chevron Corporation	57,564	5,553,199
Cimarex Energy Company	2,869	316,479
ConocoPhillips	37,741	2,317,675
CONSOL Energy Incorporated	7,002	152,223
Devon Energy Corporation	11,828	703,648
EOG Resources Incorporated	16,804	1,471,190
EQT Corporation	4,666	379,532
Exxon Mobil Corporation	127,990	10,648,768
Hess Corporation	7,478	500,129
Kinder Morgan Incorporated	53,099	2,038,471
Marathon Oil Corporation	20,660	548,316
Marathon Petroleum Corporation	16,632	870,020
Murphy Oil Corporation	5,119	212,797
Newfield Exploration Company †	4,981	179,914
Noble Energy Incorporated	11,845	505,545
Occidental Petroleum Corporation	23,513	1,828,606
ONEOK Incorporated	6,387	252,159
Phillips 66	16,603	1,337,538
Pioneer Natural Resources Company	4,568	633,536
QEP Resources Incorporated	4,976	92,106
Range Resources Corporation	5,096	251,640
Southwestern Energy Company †	11,845	269,237
Spectra Energy Corporation	20,551	669,963
Tesoro Corporation	3,856	325,485
The Williams Companies Incorporated	20,637	1,184,357
Valero Energy Corporation	15,570	974,682
		36,672,250

Financials : 9.72%
Banks : 3.65%
Bank of America Corporation	321,489	5,471,743
BB&T Corporation	22,377	902,017
Citigroup Incorporated	92,878	5,130,581
Comerica Incorporated	5,446	279,489
Fifth Third Bancorp	24,793	516,190
Huntington Bancshares Incorporated	24,753	279,956
JPMorgan Chase & Company	113,602	7,697,672
KeyCorp	25,970	390,069
M&T Bank Corporation	4,068	508,215
People’s United Financial Incorporated	9,464	153,411

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	15,852	$1,516,244
Regions Financial Corporation	41,029	425,060
SunTrust Banks Incorporated	15,800	679,716
US Bancorp	54,275	2,355,535
Wells Fargo & Company (l)	143,440	8,067,066
Zions Bancorporation	6,221	197,423
		34,570,387

Capital Markets : 1.37%
Affiliated Managers Group Incorporated †	1,675	366,155
Ameriprise Financial Incorporated	5,549	693,237
Bank of New York Mellon Corporation	34,331	1,440,872
BlackRock Incorporated	3,885	1,344,132
Charles Schwab Corporation	35,382	1,155,222
E*TRADE Financial Corporation †	8,872	265,716
Franklin Resources Incorporated	11,937	585,271
Goldman Sachs Group Incorporated	12,299	2,567,908
Invesco Limited	13,182	494,193
Legg Mason Incorporated	2,984	153,766
Morgan Stanley	47,038	1,824,604
Northern Trust Corporation	6,715	513,429
State Street Corporation	12,603	970,431
T. Rowe Price Group Incorporated	8,040	624,949
		12,999,885

Consumer Finance : 0.48%
American Express Company	26,744	2,078,544
Capital One Financial Corporation	16,724	1,471,210
Discover Financial Services	13,544	780,405
Navient Corporation	11,908	216,845
		4,547,004

Diversified Financial Services : 1.17%
Berkshire Hathaway Incorporated Class B †	55,831	7,599,157
CME Group Incorporated	9,711	903,706
IntercontinentalExchange Incorporated	3,420	764,746
Leucadia National Corporation	9,653	234,375
McGraw Hill Financial Incorporated	8,378	841,570
Moody’s Corporation	5,446	587,950
The NASDAQ OMX Group Incorporated	3,627	177,034
		11,108,538

Insurance : 1.61%
ACE Limited	9,998	1,016,597
AFLAC Incorporated	13,280	826,016
American International Group Incorporated	40,817	2,523,307
Aon plc	8,625	859,740
Assurant Incorporated	2,077	139,159
Cincinnati Financial Corporation	4,528	227,215
Genworth Financial Incorporated Class A †	15,227	115,268
Lincoln National Corporation	7,748	458,837
Loews Corporation	9,096	350,287
Marsh & McLennan Companies Incorporated	16,482	934,529
MetLife Incorporated	34,159	1,912,562
Principal Financial Group Incorporated	8,390	430,323
Prudential Financial Incorporated	13,866	1,213,552
The Allstate Corporation	12,523	812,367
The Chubb Corporation	7,030	668,834
The Hartford Financial Services Group Incorporated	12,856	534,424
The Progressive Corporation	16,345	454,881
The Travelers Companies Incorporated	9,757	943,112
Torchmark Corporation	3,862	224,846
Unum Group	7,638	273,059

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
XL Group plc	9,389	$349,271
		15,268,186

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	8,562	316,794

REITs : 1.39%
American Tower Corporation	12,953	1,208,385
Apartment Investment & Management Company Class A	4,786	176,747
AvalonBay Communities Incorporated	4,045	646,674
Boston Properties Incorporated	4,694	568,162
Crown Castle International Corporation	10,330	829,499
Equity Residential	11,140	781,694
Essex Property Trust Incorporated	2,003	425,638
General Growth Properties Incorporated	19,260	494,212
HCP Incorporated	14,130	515,321
Health Care REIT Incorporated	10,743	705,063
Host Hotels & Resorts Incorporated	23,192	459,897
Iron Mountain Incorporated	5,739	177,909
Kimco Realty Corporation	12,638	284,861
Plum Creek Timber Company	5,377	218,145
Prologis Incorporated	16,040	595,084
Public Storage Incorporated	4,447	819,893
Realty Income Corporation «	7,116	315,879
Simon Property Group Incorporated	9,527	1,648,362
SL Green Realty Corporation	3,047	334,835
The Macerich Company	4,310	321,526
Ventas Incorporated	10,129	628,910
Vornado Realty Trust	5,359	508,730
Weyerhaeuser Company	15,852	499,338
		13,164,764

Thrifts & Mortgage Finance : 0.02%
Hudson City Bancorp Incorporated	14,749	145,720

Health Care : 9.08%
Biotechnology : 1.88%
Alexion Pharmaceuticals Incorporated †	6,852	1,238,636
Amgen Incorporated	23,273	3,572,871
Biogen Incorporated †	7,202	2,909,176
Celgene Corporation †	24,277	2,809,699
Gilead Sciences Incorporated	44,989	5,267,312
Regeneron Pharmaceuticals Incorporated †	2,306	1,176,360
Vertex Pharmaceuticals Incorporated †	7,460	921,161
		17,895,215

Health Care Equipment & Supplies : 1.33%
Abbott Laboratories	45,575	2,236,821
Baxter International Incorporated	16,661	1,165,104
Becton Dickinson & Company	6,410	907,977
Boston Scientific Corporation †	41,041	726,426
C.R. Bard Incorporated	2,273	388,001
DENTSPLY International Incorporated	4,281	220,686
Edwards Lifesciences Corporation †	3,294	469,164
Henry Schein Incorporated †	2,559	363,685
Intuitive Surgical Incorporated †	1,130	547,485
Medtronic plc	43,623	3,232,464
St. Jude Medical Incorporated	8,574	626,502
Stryker Corporation	9,148	874,274
Varian Medical Systems Incorporated †	3,053	257,459
Zimmer Holdings Incorporated	5,217	569,853
		12,585,901

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 1.70%
Aetna Incorporated	10,692	$1,362,802
AmerisourceBergen Corporation	6,387	679,194
Anthem Incorporated	8,098	1,329,206
Cardinal Health Incorporated	10,129	847,291
Cigna Corporation	7,880	1,276,560
DaVita HealthCare Partners Incorporated †	5,263	418,251
Express Scripts Holding Company †	22,325	1,985,586
HCA Holdings Incorporated †	8,878	805,412
Humana Incorporated	4,585	877,019
Laboratory Corporation of America Holdings †	3,076	372,873
McKesson Corporation	7,087	1,593,228
Patterson Companies Incorporated	2,622	127,560
Quest Diagnostics Incorporated	4,396	318,798
Tenet Healthcare Corporation †	3,036	175,724
UnitedHealth Group Incorporated	29,138	3,554,836
Universal Health Services Incorporated Class B	2,789	396,317
		16,120,657

Health Care Technology : 0.07%
Cerner Corporation †	9,372	647,230

Life Sciences Tools & Services : 0.26%
Agilent Technologies Incorporated	10,198	393,439
PerkinElmer Incorporated	3,466	182,450
Thermo Fisher Scientific Incorporated	12,184	1,580,996
Waters Corporation †	2,530	324,801
		2,481,686

Pharmaceuticals : 3.84%
AbbVie Incorporated	52,640	3,536,882
Allergan plc †	12,012	3,645,162
Bristol-Myers Squibb Company	51,027	3,395,337
Eli Lilly & Company	29,895	2,495,934
Endo International plc †	6,209	494,547
Hospira Incorporated †	5,292	469,453
Johnson & Johnson	84,889	8,273,282
Mallinckrodt plc †	3,581	421,555
Merck & Company Incorporated	86,484	4,923,534
Mylan NV †	12,603	855,240
Perrigo Company plc	4,476	827,299
Pfizer Incorporated	188,499	6,320,371
Zoetis Incorporated	15,306	738,055
		36,396,651

Industrials : 5.93%
Aerospace & Defense : 1.54%
General Dynamics Corporation	9,561	1,354,698
Honeywell International Incorporated	23,926	2,439,734
L-3 Communications Holdings Incorporated	2,519	285,604
Lockheed Martin Corporation	8,190	1,522,521
Northrop Grumman Corporation	5,934	941,310
Precision Castparts Corporation	4,229	845,250
Raytheon Company	9,343	893,938
Rockwell Collins Incorporated	4,045	373,556
Textron Incorporated	8,499	379,310
The Boeing Company	19,685	2,730,703
United Technologies Corporation	25,344	2,811,410
		14,578,034

Air Freight & Logistics : 0.42%
C.H. Robinson Worldwide Incorporated	4,465	278,571
Expeditors International of Washington Incorporated	5,853	269,853

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Air Freight & Logistics (continued)
FedEx Corporation	8,069	$1,374,958
United Parcel Service Incorporated Class B	21,240	2,058,368
		3,981,750

Airlines : 0.27%
American Airlines Group Incorporated	21,206	846,862
Delta Air Lines Incorporated	25,143	1,032,874
Southwest Airlines Company	20,459	676,988
		2,556,724

Building Products : 0.05%
Allegion plc	2,926	175,970
Masco Corporation	10,640	283,769
		459,739

Commercial Services & Supplies : 0.24%
Cintas Corporation	2,903	245,565
Pitney Bowes Incorporated	6,175	128,502
Republic Services Incorporated	7,638	299,180
Stericycle Incorporated †	2,605	348,836
The ADT Corporation «	5,246	176,108
Tyco International plc	12,889	495,969
Waste Management Incorporated	13,034	604,126
		2,298,286

Construction & Engineering : 0.06%
Fluor Corporation	4,511	239,128
Jacobs Engineering Group Incorporated †	3,844	156,143
Quanta Services Incorporated †	6,485	186,898
		582,169

Electrical Equipment : 0.32%
AMETEK Incorporated	7,392	404,934
Eaton Corporation plc	14,296	964,837
Emerson Electric Company	20,459	1,134,042
Rockwell Automation Incorporated	4,120	513,517
		3,017,330

Industrial Conglomerates : 1.40%
3M Company	19,415	2,995,735
Danaher Corporation	18,853	1,613,628
General Electric Company	308,443	8,195,331
Roper Industries Incorporated	3,076	530,487
		13,335,181

Machinery : 0.88%
Caterpillar Incorporated	18,480	1,567,474
Cummins Incorporated	5,131	673,136
Deere & Company	10,221	991,948
Dover Corporation	4,907	344,373
Flowserve Corporation	4,120	216,959
Illinois Tool Works Incorporated	10,353	950,302
Ingersoll-Rand plc	8,104	546,372
Joy Global Incorporated	2,984	108,021
Paccar Incorporated	10,858	692,849
Pall Corporation	3,271	407,076
Parker Hannifin Corporation	4,246	493,937
Pentair plc	5,497	377,919
Snap-on Incorporated	1,785	284,261
Stanley Black & Decker Incorporated	4,706	495,259

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Machinery (continued)
Xylem Incorporated	5,549	$205,701
		8,355,587

Professional Services : 0.13%
Dun & Bradstreet Corporation	1,102	134,444
Equifax Incorporated	3,644	353,796
Nielsen Holdings NV	11,301	505,946
Robert Half International Incorporated	4,131	229,271
		1,223,457

Road & Rail : 0.51%
CSX Corporation	30,246	987,532
Kansas City Southern	3,386	308,803
Norfolk Southern Corporation	9,332	815,244
Ryder System Incorporated	1,630	142,413
Union Pacific Corporation	26,801	2,556,011
		4,810,003

Trading Companies & Distributors : 0.11%
Fastenal Company «	8,322	351,022
United Rentals Incorporated †	2,967	259,969
W.W. Grainger Incorporated	1,825	431,886
		1,042,877

Information Technology : 11.58%
Communications Equipment : 0.90%
Cisco Systems Incorporated	155,688	4,275,192
F5 Networks Incorporated †	2,204	265,251
Harris Corporation	3,771	290,028
Juniper Networks Incorporated	10,755	279,307
Motorola Solutions Incorporated	5,681	325,749
QUALCOMM Incorporated	49,885	3,124,298
		8,559,825

Electronic Equipment, Instruments & Components : 0.24%
Amphenol Corporation Class A	9,458	548,280
Corning Incorporated	38,527	760,138
FLIR Systems Incorporated	4,287	132,125
TE Connectivity Limited	12,448	800,406
		2,240,949

Internet Software & Services : 2.00%
Akamai Technologies Incorporated †	5,463	381,427
eBay Incorporated †	33,838	2,038,401
Equinix Incorporated	1,744	442,976
Facebook Incorporated Class A †	64,474	5,529,613
Google Incorporated Class A †	8,763	4,732,371
Google Incorporated Class C †	8,786	4,573,201
VeriSign Incorporated «†	3,208	197,998
Yahoo! Incorporated †	26,715	1,049,632
		18,945,619

IT Services : 1.99%
Accenture plc Class A	19,168	1,855,079
Alliance Data Systems Corporation †	1,899	554,394
Automatic Data Processing Incorporated	14,371	1,152,985
Cognizant Technology Solutions Corporation Class A †	18,687	1,141,589
Computer Sciences Corporation	4,212	276,476

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
IT Services (continued)
Fidelity National Information Services Incorporated	8,677	$536,239
Fiserv Incorporated †	7,248	600,352
International Business Machines Corporation	28,035	4,560,173
MasterCard Incorporated Class A	29,671	2,773,645
Paychex Incorporated	10,008	469,175
Teradata Corporation †	4,344	160,728
The Western Union Company	15,806	321,336
Total System Services Incorporated	5,022	209,769
Visa Incorporated Class A	59,171	3,973,333
Xerox Corporation	31,766	337,990
		18,923,263

Semiconductors & Semiconductor Equipment : 1.42%
Altera Corporation	9,217	471,910
Analog Devices Incorporated	9,596	615,919
Applied Materials Incorporated	37,700	724,594
Avago Technologies Limited	7,857	1,044,431
Broadcom Corporation Class A	16,649	857,257
First Solar Incorporated †	2,313	108,665
Intel Corporation	145,220	4,416,866
KLA-Tencor Corporation	4,895	275,148
Lam Research Corporation	4,844	394,059
Linear Technology Corporation	7,328	324,117
Microchip Technology Incorporated «	6,192	293,656
Micron Technology Incorporated †	32,977	621,287
NVIDIA Corporation	15,645	314,621
Qorvo Incorporated †	4,574	367,155
Skyworks Solutions Incorporated	5,848	608,777
Texas Instruments Incorporated	31,847	1,640,439
Xilinx Incorporated	7,914	349,482
		13,428,383

Software : 2.18%
Adobe Systems Incorporated †	14,548	1,178,533
Autodesk Incorporated †	6,967	348,873
CA Incorporated	9,693	283,908
Citrix Systems Incorporated †	4,907	344,275
Electronic Arts Incorporated †	9,515	632,748
Intuit Incorporated	8,436	850,096
Microsoft Corporation	247,636	10,933,129
Oracle Corporation	97,590	3,932,877
Red Hat Incorporated †	5,612	426,119
Salesforce.com Incorporated †	18,664	1,299,574
Symantec Corporation	20,838	484,484
		20,714,616

Technology Hardware, Storage & Peripherals : 2.85%
Apple Incorporated	176,355	22,119,326
EMC Corporation	59,447	1,568,806
Hewlett-Packard Company	55,297	1,659,463
NetApp Incorporated	9,544	301,209
SanDisk Corporation	6,365	370,570
Seagate Technology plc	9,716	461,510
Western Digital Corporation	6,646	521,179
		27,002,063

Materials : 1.84%
Chemicals : 1.39%
Air Products & Chemicals Incorporated	5,917	809,623
Airgas Incorporated	2,077	219,705
CF Industries Holdings Incorporated	7,202	462,945
E.I. du Pont de Nemours & Company	27,709	1,771,991
Eastman Chemical Company	4,562	373,263

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Ecolab Incorporated	8,201	$927,287
FMC Corporation	4,086	214,719
International Flavors & Fragrances Incorporated	2,473	270,274
LyondellBasell Industries NV Class A	12,023	1,244,621
Monsanto Company	14,571	1,553,123
PPG Industries Incorporated	8,322	954,700
Praxair Incorporated	8,826	1,055,148
Sigma-Aldrich Corporation	3,656	509,464
The Dow Chemical Company	33,172	1,697,411
The Mosaic Company	9,498	444,981
The Sherwin-Williams Company	2,421	665,823
		13,175,078

Construction Materials : 0.06%
Martin Marietta Materials Incorporated	1,899	268,727
Vulcan Materials Company	4,063	341,008
		609,735

Containers & Packaging : 0.12%
Avery Dennison Corporation	2,783	169,596
Ball Corporation	4,218	295,893
MeadWestvaco Corporation	5,137	242,415
Owens-Illinois Incorporated †	4,936	113,232
Sealed Air Corporation	6,433	330,528
		1,151,664

Metals & Mining : 0.20%
Alcoa Incorporated	37,419	417,222
Allegheny Technologies Incorporated	3,346	101,049
Freeport-McMoRan Incorporated	31,835	592,768
Newmont Mining Corporation	16,190	378,198
Nucor Corporation	9,768	430,476
		1,919,713

Paper & Forest Products : 0.07%
International Paper Company	12,941	615,862

Telecommunication Services : 1.33%
Diversified Telecommunication Services : 1.33%
AT&T Incorporated	158,965	5,646,437
CenturyLink Incorporated	17,258	507,040
Frontier Communications Corporation	35,302	174,745
Level 3 Communications Incorporated †	9,004	474,241
Verizon Communications Incorporated	124,851	5,819,305
		12,621,768

Utilities : 1.67%
Electric Utilities : 0.94%
American Electric Power Company Incorporated	14,996	794,338
Duke Energy Corporation	21,172	1,495,167
Edison International	9,974	554,355
Entergy Corporation	5,497	387,539
Eversource Energy	9,722	441,476
Exelon Corporation	26,366	828,420
FirstEnergy Corporation	12,918	420,481
NextEra Energy Incorporated	13,596	1,332,816
Pepco Holdings Incorporated	7,736	208,408
Pinnacle West Capital Corporation	3,392	192,971
PPL Corporation	20,454	602,779

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name			Shares	Value
Electric Utilities (continued)
The Southern Company			27,801	$1,164,862
Xcel Energy Incorporated			15,519	499,401
				8,923,013

Gas Utilities : 0.02%
AGL Resources Incorporated			3,673	171,015

Independent Power & Renewable Electricity Producers : 0.05%
AES Corporation			20,890	277,001
NRG Energy Incorporated			10,209	233,582
				510,583

Multi-Utilities : 0.66%
Ameren Corporation			7,426	279,812
CenterPoint Energy Incorporated			13,171	250,644
CMS Energy Corporation			8,447	268,952
Consolidated Edison Incorporated			8,964	518,836
Dominion Resources Incorporated			18,164	1,214,627
DTE Energy Company			5,492	409,923
NiSource Incorporated			9,716	442,952
PG&E Corporation			14,697	721,623
Public Service Enterprise Group Incorporated			15,484	608,212
SCANA Corporation			4,373	221,492
Sempra Energy			7,122	704,651
TECO Energy Incorporated			7,196	127,081
WEC Energy Group Incorporated			9,649	433,895
				6,202,700

Total Common Stocks (Cost $331,159,336)				557,704,761

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.52	12-25-2034	$22,451	19,491
Total Non-Agency Mortgage-Backed Securities (Cost $22,451)				19,491

			Shares
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)			6,765	0
Safeway PDC Contingent Value Rights †(a)(i)			6,765	0
Total Rights (Cost $7,171)				0

			Principal
U.S. Treasury Securities : 37.79%
U.S. Treasury Bond	2.50	2-15-2045	$2,399,000	2,101,375
U.S. Treasury Bond	2.75	8-15-2042	1,210,000	1,121,802
U.S. Treasury Bond	2.75	11-15-2042	1,659,000	1,536,261
U.S. Treasury Bond	2.88	5-15-2043	2,348,000	2,226,932
U.S. Treasury Bond	3.00	5-15-2042	800,000	780,187
U.S. Treasury Bond	3.00	11-15-2044	2,388,000	2,324,756
U.S. Treasury Bond	3.00	5-15-2045	1,583,000	1,543,919
U.S. Treasury Bond	3.13	11-15-2041	713,000	714,448
U.S. Treasury Bond	3.13	2-15-2042	940,000	940,882
U.S. Treasury Bond	3.13	2-15-2043	1,578,000	1,572,700
U.S. Treasury Bond	3.13	8-15-2044	2,382,000	2,374,556

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.38%	5-15-2044	$2,384,000	$2,492,212
U.S. Treasury Bond	3.50	2-15-2039	653,000	700,852
U.S. Treasury Bond	3.63	8-15-2043	1,942,000	2,126,641
U.S. Treasury Bond	3.63	2-15-2044	2,360,000	2,583,093
U.S. Treasury Bond	3.75	8-15-2041	779,000	870,898
U.S. Treasury Bond	3.75	11-15-2043	2,351,000	2,632,017
U.S. Treasury Bond	3.88	8-15-2040	796,000	905,388
U.S. Treasury Bond	4.25	5-15-2039	575,000	691,123
U.S. Treasury Bond	4.25	11-15-2040	835,000	1,006,110
U.S. Treasury Bond	4.38	2-15-2038	353,000	432,453
U.S. Treasury Bond	4.38	11-15-2039	652,000	798,497
U.S. Treasury Bond	4.38	5-15-2040	932,000	1,143,010
U.S. Treasury Bond	4.38	5-15-2041	720,000	886,106
U.S. Treasury Bond	4.50	2-15-2036	756,000	947,186
U.S. Treasury Bond	4.50	5-15-2038	389,000	484,396
U.S. Treasury Bond	4.50	8-15-2039	635,000	791,716
U.S. Treasury Bond	4.63	2-15-2040	1,132,000	1,437,728
U.S. Treasury Bond	4.75	2-15-2037	264,000	340,849
U.S. Treasury Bond	4.75	2-15-2041	958,000	1,242,630
U.S. Treasury Bond	5.00	5-15-2037	320,000	427,350
U.S. Treasury Bond	5.25	11-15-2028	479,000	623,224
U.S. Treasury Bond	5.25	2-15-2029	349,000	454,545
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,008,855
U.S. Treasury Bond	5.50	8-15-2028	369,000	489,761
U.S. Treasury Bond	6.00	2-15-2026	445,000	596,717
U.S. Treasury Bond	6.13	11-15-2027	525,000	726,756
U.S. Treasury Bond	6.13	8-15-2029	272,000	384,179
U.S. Treasury Bond	6.25	5-15-2030	478,000	688,432
U.S. Treasury Bond	6.38	8-15-2027	224,000	315,175
U.S. Treasury Bond	6.50	11-15-2026	296,000	415,788
U.S. Treasury Bond	6.63	2-15-2027	197,000	280,263
U.S. Treasury Bond	6.75	8-15-2026	221,000	314,718
U.S. Treasury Bond	6.88	8-15-2025	224,000	316,523
U.S. Treasury Note	0.88	11-30-2016	1,979,000	1,989,823
U.S. Treasury Note	1.38	2-29-2020	1,963,000	1,944,750
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,571,425
U.S. Treasury Note	0.38	10-31-2016	1,637,000	1,635,209
U.S. Treasury Note	0.50	7-31-2016	1,630,000	1,632,165
U.S. Treasury Note	0.50	8-31-2016	1,631,000	1,632,657
U.S. Treasury Note	0.50	9-30-2016	1,633,000	1,634,532
U.S. Treasury Note	0.50	11-30-2016	1,558,000	1,558,365
U.S. Treasury Note	0.50	1-31-2017	1,452,000	1,450,979
U.S. Treasury Note	0.50	2-28-2017	1,453,000	1,451,524
U.S. Treasury Note	0.50	3-31-2017	1,454,000	1,451,842
U.S. Treasury Note	0.50	4-30-2017	1,456,000	1,453,043
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,706,576
U.S. Treasury Note	0.63	8-15-2016	1,809,000	1,813,664
U.S. Treasury Note	0.63	10-15-2016	1,666,000	1,669,775
U.S. Treasury Note	0.63	11-15-2016	1,699,000	1,702,717
U.S. Treasury Note	0.63	12-15-2016	1,700,000	1,703,188
U.S. Treasury Note	0.63	12-31-2016	1,520,000	1,522,613
U.S. Treasury Note	0.63	2-15-2017	1,667,000	1,668,694
U.S. Treasury Note	0.63	5-31-2017	3,382,000	3,380,150
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,439,212
U.S. Treasury Note	0.63	8-31-2017	1,965,000	1,961,162
U.S. Treasury Note	0.63	9-30-2017	1,712,000	1,706,784
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,956,477
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,736,017
U.S. Treasury Note	0.75	1-15-2017	1,697,000	1,702,568
U.S. Treasury Note	0.75	3-15-2017	1,700,000	1,705,578
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,848,315
U.S. Treasury Note	0.75	10-31-2017	1,673,000	1,670,778
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,737,373
U.S. Treasury Note	0.75	2-28-2018	1,638,000	1,630,578
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,414,001
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,342,090
U.S. Treasury Note	0.88	9-15-2016	1,731,000	1,740,332
U.S. Treasury Note	0.88	12-31-2016	1,980,000	1,990,829

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	1-31-2017	$1,946,000	$1,956,034
U.S. Treasury Note	0.88	2-28-2017	1,911,000	1,920,555
U.S. Treasury Note	0.88	4-15-2017	1,697,000	1,705,220
U.S. Treasury Note	0.88	4-30-2017	1,951,000	1,960,298
U.S. Treasury Note	0.88	5-15-2017	1,620,000	1,627,088
U.S. Treasury Note	0.88	6-15-2017	1,586,000	1,592,939
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,520,918
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,523,337
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,523,733
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,446,919
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,338,791
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,230,904
U.S. Treasury Note	0.88	7-31-2019	811,000	793,640
U.S. Treasury Note	1.00	8-31-2016	1,979,000	1,992,451
U.S. Treasury Note	1.00	9-30-2016	1,980,000	1,994,232
U.S. Treasury Note	1.00	10-31-2016	1,982,000	1,996,090
U.S. Treasury Note	1.00	3-31-2017	1,836,000	1,849,197
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,523,404
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,410,269
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,339,236
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,340,404
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,328,623
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,877,414
U.S. Treasury Note	1.00	6-30-2019	622,000	612,621
U.S. Treasury Note	1.00	8-31-2019	845,000	829,618
U.S. Treasury Note	1.00	9-30-2019	1,067,000	1,046,244
U.S. Treasury Note	1.00	11-30-2019	1,249,000	1,220,605
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,330,247
U.S. Treasury Note	1.13	5-31-2019	690,000	683,963
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,223,911
U.S. Treasury Note	1.13	3-31-2020	996,000	973,512
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,298,205
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,763,809
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,657,101
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,334,583
U.S. Treasury Note	1.25	4-30-2019	540,000	538,439
U.S. Treasury Note	1.25	10-31-2019	804,000	796,085
U.S. Treasury Note	1.25	1-31-2020	1,967,000	1,939,340
U.S. Treasury Note	1.25	2-29-2020	1,098,000	1,080,844
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,370,888
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,625,094
U.S. Treasury Note	1.38	9-30-2018	2,656,000	2,676,127
U.S. Treasury Note	1.38	11-30-2018	787,000	792,595
U.S. Treasury Note	1.38	12-31-2018	968,000	972,916
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,298,744
U.S. Treasury Note	1.38	1-31-2020	1,307,000	1,295,870
U.S. Treasury Note	1.38	3-31-2020	1,967,000	1,946,101
U.S. Treasury Note	1.38	4-30-2020	1,962,000	1,938,854
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,362,103
U.S. Treasury Note	1.50	7-31-2016	1,963,000	1,986,617
U.S. Treasury Note	1.50	8-31-2018	2,569,000	2,600,712
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,872,101
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,730,480
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,840,122
U.S. Treasury Note	1.50	3-31-2019	645,000	649,535
U.S. Treasury Note	1.50	5-31-2019	1,966,000	1,975,830
U.S. Treasury Note	1.50	10-31-2019	1,969,000	1,968,386
U.S. Treasury Note	1.50	11-30-2019	1,972,000	1,970,768
U.S. Treasury Note	1.50	5-31-2020	1,953,000	1,940,337
U.S. Treasury Note	1.63	3-31-2019	1,892,000	1,913,433
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,720,962
U.S. Treasury Note	1.63	6-30-2019	1,958,000	1,975,133
U.S. Treasury Note	1.63	7-31-2019	1,926,000	1,941,348
U.S. Treasury Note	1.63	8-31-2019	1,965,000	1,979,124
U.S. Treasury Note	1.63	12-31-2019	1,964,000	1,970,291
U.S. Treasury Note	1.63	6-30-2020	1,945,000	1,943,024
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,210,351
U.S. Treasury Note	1.63	11-15-2022	1,908,000	1,841,966
U.S. Treasury Note	1.75	10-31-2018	704,000	717,915

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	9-30-2019	$1,959,000	$1,980,886
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,585,000
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,606,817
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,608,738
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,580,137
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,418,701
U.S. Treasury Note	1.75	5-15-2023	2,880,000	2,782,800
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,554,807
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,339,471
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,521,893
U.S. Treasury Note	1.88	6-30-2020	921,000	930,714
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,636,633
U.S. Treasury Note	1.88	5-31-2022	1,601,000	1,581,613
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,327,324
U.S. Treasury Note	2.00	9-30-2020	1,135,000	1,150,960
U.S. Treasury Note	2.00	11-30-2020	1,306,000	1,321,611
U.S. Treasury Note	2.00	2-28-2021	1,457,000	1,469,294
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,567,769
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,644,847
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,650,288
U.S. Treasury Note	2.00	11-15-2021	2,302,000	2,303,798
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,677,032
U.S. Treasury Note	2.00	2-15-2023	2,830,000	2,795,287
U.S. Treasury Note	2.00	2-15-2025	3,703,000	3,592,488
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,507,809
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,431,676
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,533,410
U.S. Treasury Note	2.13	8-15-2021	2,258,000	2,281,285
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,647,798
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,637,179
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,620,173
U.S. Treasury Note	2.13	5-15-2025	2,493,000	2,443,723
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,292,871
U.S. Treasury Note	2.25	7-31-2018	521,000	539,724
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,470,037
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,544,634
U.S. Treasury Note	2.25	7-31-2021	1,648,000	1,677,613
U.S. Treasury Note	2.25	11-15-2024	3,705,000	3,676,057
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,296,267
U.S. Treasury Note	2.38	5-31-2018	621,000	645,597
U.S. Treasury Note	2.38	6-30-2018	795,000	826,365
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,357,025
U.S. Treasury Note	2.38	8-15-2024	3,716,000	3,730,515
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,185,738
U.S. Treasury Note	2.50	8-15-2023	2,457,000	2,507,101
U.S. Treasury Note	2.50	5-15-2024	3,619,000	3,676,111
U.S. Treasury Note	2.63	1-31-2018	861,000	899,341
U.S. Treasury Note	2.63	4-30-2018	657,000	687,438
U.S. Treasury Note	2.63	8-15-2020	1,918,000	2,004,759
U.S. Treasury Note	2.63	11-15-2020	3,093,000	3,229,043
U.S. Treasury Note	2.75	11-30-2016	1,353,000	1,395,916
U.S. Treasury Note	2.75	5-31-2017	1,136,000	1,181,706
U.S. Treasury Note	2.75	12-31-2017	960,000	1,005,225
U.S. Treasury Note	2.75	2-28-2018	756,000	792,441
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,436,129
U.S. Treasury Note	2.75	11-15-2023	3,237,000	3,361,168
U.S. Treasury Note	2.75	2-15-2024	2,787,000	2,889,771
U.S. Treasury Note	2.88	3-31-2018	858,000	902,643
U.S. Treasury Note	3.00	8-31-2016	1,293,000	1,331,891
U.S. Treasury Note	3.00	9-30-2016	1,329,000	1,371,466
U.S. Treasury Note	3.00	2-28-2017	1,211,000	1,259,723
U.S. Treasury Note	3.13	10-31-2016	1,502,000	1,555,039
U.S. Treasury Note	3.13	1-31-2017	1,483,000	1,543,247
U.S. Treasury Note	3.13	4-30-2017	1,142,000	1,194,461
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,885,682
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,771,048
U.S. Treasury Note	3.25	7-31-2016	1,253,000	1,291,471
U.S. Treasury Note	3.25	12-31-2016	1,273,000	1,325,014

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	3.25%	3-31-2017	$1,276,000	$1,335,314
U.S. Treasury Note	3.38	11-15-2019	2,038,000	2,198,334
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,363,765
U.S. Treasury Note	3.50	5-15-2020	1,761,000	1,913,575
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,680,549
U.S. Treasury Note	3.63	2-15-2020	2,451,000	2,674,463
U.S. Treasury Note	3.63	2-15-2021	2,562,000	2,809,392
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,633,631
U.S. Treasury Note	3.88	5-15-2018	689,000	745,573
U.S. Treasury Note	4.00	8-15-2018	788,000	860,213
U.S. Treasury Note	4.25	11-15-2017	919,000	993,382
U.S. Treasury Note	4.50	5-15-2017	694,000	743,881
U.S. Treasury Note	4.63	11-15-2016	1,038,000	1,096,874
U.S. Treasury Note	4.63	2-15-2017	839,000	894,059
U.S. Treasury Note	4.75	8-15-2017	857,000	930,112
U.S. Treasury Note	4.88	8-15-2016	918,000	963,828
U.S. Treasury Note	6.25	8-15-2023	378,000	492,847
U.S. Treasury Note	7.13	2-15-2023	260,000	352,381
U.S. Treasury Note	7.25	8-15-2022	261,000	351,963
U.S. Treasury Note	7.50	11-15-2016	572,000	627,144
U.S. Treasury Note	7.50	11-15-2024	240,000	346,294
U.S. Treasury Note	7.63	11-15-2022	126,000	174,412
U.S. Treasury Note	7.63	2-15-2025	216,000	315,984
U.S. Treasury Note	7.88	2-15-2021	160,000	212,263
U.S. Treasury Note	8.00	11-15-2021	511,000	696,876
U.S. Treasury Note	8.13	8-15-2019	307,000	389,650
U.S. Treasury Note	8.13	5-15-2021	181,000	244,152
U.S. Treasury Note	8.13	8-15-2021	156,000	212,245
U.S. Treasury Note	8.50	2-15-2020	162,000	212,258
U.S. Treasury Note	8.75	5-15-2017	452,000	520,259
U.S. Treasury Note	8.75	5-15-2020	130,000	173,306
U.S. Treasury Note	8.75	8-15-2020	288,000	388,260
U.S. Treasury Note	8.88	8-15-2017	271,000	317,620
U.S. Treasury Note	8.88	2-15-2019	306,000	389,146
U.S. Treasury Note	9.00	11-15-2018	193,000	243,255
U.S. Treasury Note	9.13	5-15-2018	169,000	208,200
Total U.S. Treasury Securities (Cost $359,930,193)				358,275,042

	Yield		Shares
Short-Term Investments : 3.39%
Investment Companies : 3.02%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		2,045,125	2,045,125
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12		26,589,448	26,589,448
				28,634,573

			Principal
U.S. Treasury Securities : 0.37%
U.S. Treasury Bill (z)#	0.06	11-27-2015	160,000	159,982
U.S. Treasury Bill (z)#	0.07	11-19-2015	2,700,000	2,699,681
U.S. Treasury Bill (z)#	0.08	11-5-2015	537,000	536,967
U.S. Treasury Bill (z)#	0.08	11-12-2015	50,000	49,993
				3,446,623

Total Short-Term Investments (Cost $32,080,626)				32,081,196

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2015 (unaudited)

Total investments in securities (Cost $723,283,089)*	100.01%	$948,177,215
Other assets and liabilities, net	(0.01)	(59,966)

Total net assets	100.00%	$948,117,249

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $748,252,753 and unrealized gains (losses) consists of:

Gross unrealized gains	$234,382,040
Gross unrealized losses	(34,457,578)

Net unrealized gains	$199,924,462

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$96,725	$0	$96,725
Common stocks
Consumer discretionary	71,268,562	0	0	71,268,562
Consumer staples	52,365,292	0	0	52,365,292
Energy	43,865,303	0	0	43,865,303
Financials	92,121,278	0	0	92,121,278
Health care	86,127,340	0	0	86,127,340
Industrials	56,241,137	0	0	56,241,137
Information technology	109,814,718	0	0	109,814,718
Materials	17,472,052	0	0	17,472,052
Telecommunication services	12,621,768	0	0	12,621,768
Utilities	15,807,311	0	0	15,807,311
Rights
Consumer staples	0	0	0	0
Non-agency mortgage-backed securities	0	19,491	0	19,491
U.S. Treasury securities	358,275,042	0	0	358,275,042
Short-term investments
Investment companies	26,589,448	2,045,125	0	28,634,573
U.S. Treasury securities	3,446,623	0	0	3,446,623

	946,015,874	2,161,341	0	948,177,215
Futures contracts	102,379	0	0	102,379

Total assets	$946,118,253	$2,161,341	$0	$948,279,594

Liabilities
Futures contracts	$7,087	$0	$0	$7,087

Total liabilities	$7,087	$0	$0	$7,087

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended June 30, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2015	Unrealized gains (losses)
9-17-2015	Goldman Sachs	81 Long	S&P 500 Index	$41,601,600	$(613,490)
9-21-2015	Goldman Sachs	230 Short	U.S. Treasury Bonds	34,694,063	724,875
9-30-2015	Goldman Sachs	174 Long	5-Year U.S. Treasury Notes	20,750,859	(61,555)

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.03%
Consumer Discretionary : 11.07%
Automobiles : 1.93%
Winnebago Industries Incorporated «	148,305	$3,498,515

Household Durables : 2.06%
Helen of Troy Limited †	38,400	3,743,616

Leisure Products : 1.41%
Hasbro Incorporated	34,300	2,565,297

Media : 2.81%
Omnicom Group Incorporated	73,200	5,086,668

Textiles, Apparel & Luxury Goods : 2.86%
Gildan Activewear Incorporated «	155,900	5,182,116

Energy : 4.55%
Oil, Gas & Consumable Fuels : 4.55%
Devon Energy Corporation	37,400	2,224,926
Noble Energy Incorporated	59,800	2,552,264
World Fuel Services Corporation	72,200	3,461,990
		8,239,180

Financials : 28.29%
Banks : 6.96%
City National Corporation	10,100	912,939
Commerce Bancshares Incorporated	123,300	5,766,741
TCF Financial Corporation	357,300	5,934,753
		12,614,433

Consumer Finance : 3.16%
First Cash Financial Services Incorporated †	125,500	5,721,545

Insurance : 18.17%
Endurance Specialty Holdings Limited «	71,300	4,684,410
FNF Group	126,500	4,679,235
RenaissanceRe Holdings Limited	63,800	6,476,338
Stewart Information Services Corporation	105,800	4,210,840
The Progressive Corporation	204,900	5,702,367
Torchmark Corporation	76,000	4,424,720
Willis Group Holdings plc	59,000	2,767,100
		32,945,010

Health Care : 11.81%
Health Care Equipment & Supplies : 3.39%
Teleflex Incorporated	45,300	6,135,885

Health Care Providers & Services : 8.42%
Cardinal Health Incorporated	43,900	3,672,235
Laboratory Corporation of America Holdings †	48,800	5,915,536
MEDNAX Incorporated †	76,700	5,684,237
		15,272,008

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund

Security name	Shares	Value
Industrials : 21.22%
Aerospace & Defense : 1.03%
Rockwell Collins Incorporated	20,200	$1,865,470

Building Products : 2.33%
Quanex Building Products Corporation	197,700	4,236,711

Commercial Services & Supplies : 5.54%
G&K Services Incorporated Class A	37,600	2,599,664
Steelcase Incorporated Class A	168,300	3,182,553
Tetra Tech Incorporated	166,000	4,256,240
		10,038,457

Machinery : 7.24%
Donaldson Company Incorporated	93,100	3,332,980
Graco Incorporated	36,200	2,571,286
Kennametal Incorporated	78,000	2,661,360
Parker Hannifin Corporation	39,200	4,560,136
		13,125,762

Trading Companies & Distributors : 5.08%
Aercap Holdings NV †	100,100	4,583,579
W.W. Grainger Incorporated	7,800	1,845,870
WESCO International Incorporated †	40,500	2,779,920
		9,209,369

Information Technology : 10.18%
Electronic Equipment, Instruments & Components : 2.30%
Knowles Corporation «†	230,500	4,172,050

IT Services : 2.90%
Moneygram International Incorporated †	324,400	2,981,236
The Western Union Company	111,800	2,272,894
		5,254,130

Semiconductors & Semiconductor Equipment : 1.56%
Entegris Incorporated †	194,200	2,829,494

Software : 3.42%
Rovi Corporation «†	388,800	6,201,360

Materials : 9.71%
Containers & Packaging : 3.78%
Ball Corporation	25,700	1,802,855
Crown Holdings Incorporated †	95,400	5,047,614
		6,850,469

Metals & Mining : 2.52%
Reliance Steel & Aluminum Company	75,600	4,572,288

Paper & Forest Products : 3.41%
Schweitzer-Mauduit International Incorporated	155,100	6,185,388

2

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name			Shares	Value
Utilities : 1.20%
Gas Utilities : 1.20%
Questar Corporation			104,300	$2,180,913

Total Common Stocks (Cost $141,192,076)				177,726,134

		Yield
Short-Term Investments : 19.89%
Investment Companies : 19.89%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	17,527,300	17,527,300
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	18,540,355	18,540,355
Total Short-Term Investments (Cost $36,067,655)				36,067,655

Total investments in securities (Cost $177,259,731)*	117.92%			213,793,789
Other assets and liabilities, net	(17.92)			(32,493,649)

Total net assets	100.00%			$181,300,140

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $178,393,950 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,310,468
Gross unrealized losses	(6,910,629)

Net unrealized gains	$35,399,839

Abbreviations:

LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$20,076,212	$0	$0	$20,076,212
Energy	8,239,180	0	0	8,239,180
Financials	51,280,988	0	0	51,280,988
Health care	21,407,893	0	0	21,407,893
Industrials	38,475,769	0	0	38,475,769
Information technology	18,457,034	0	0	18,457,034
Materials	17,608,145	0	0	17,608,145
Utilities	2,180,913	0	0	2,180,913
Short-term investments
Investment companies	18,540,355	17,527,300	0	36,067,655

Total assets	$196,266,489	$17,527,300	$0	$213,793,789

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.31%
Consumer Discretionary : 16.77%
Diversified Consumer Services : 2.18%
Apollo Education Group Incorporated †	860,515	$11,083,433
Houghton Mifflin Harcourt Company †	849,016	21,395,203
		32,478,636

Hotels, Restaurants & Leisure : 2.18%
Panera Bread Company Class A †	66,083	11,549,326
Royal Caribbean Cruises Limited	264,447	20,809,334
		32,358,660

Household Durables : 4.36%
Harman International Industries Incorporated	205,685	24,464,174
MDC Holdings Incorporated «	702,296	21,047,811
Mohawk Industries Incorporated †	101,549	19,385,704
		64,897,689

Media : 2.16%
Interpublic Group of Companies Incorporated	833,488	16,061,314
Scripps Networks Interactive Incorporated Class A	244,388	15,975,644
		32,036,958

Specialty Retail : 4.38%
Express Incorporated †	940,803	17,037,942
Tractor Supply Company	161,080	14,487,535
Urban Outfitters Incorporated †	520,316	18,211,060
Vitamin Shoppe Incorporated †	414,597	15,452,030
		65,188,567

Textiles, Apparel & Luxury Goods : 1.51%
PVH Corporation	195,182	22,484,966

Consumer Staples : 2.08%
Food & Staples Retailing : 1.01%
The Fresh Market Incorporated †«	468,099	15,044,702

Household Products : 1.07%
Church & Dwight Company Incorporated	195,511	15,861,807

Energy : 5.54%
Energy Equipment & Services : 2.07%
Helmerich & Payne Incorporated	205,742	14,488,352
Superior Energy Services Incorporated	772,681	16,257,208
		30,745,560

Oil, Gas & Consumable Fuels : 3.47%
Cimarex Energy Company	169,863	18,737,588
Pioneer Natural Resources Company	118,481	16,432,130
Southwestern Energy Company †	723,828	16,452,610
		51,622,328

Financials : 19.44%
Banks : 6.07%
First Horizon National Corporation	1,659,786	26,008,847

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name	Shares	Value
Banks (continued)
MB Financial Incorporated	652,811	$22,482,811
National Bank Holdings Corporation Class A	951,242	19,814,371
TCF Financial Corporation	1,320,180	21,928,190
		90,234,219

Capital Markets : 4.42%
E*TRADE Financial Corporation †	901,261	26,992,767
Evercore Partners Incorporated Class A	370,781	20,007,343
Waddell & Reed Financial Incorporated Class A	397,171	18,790,160
		65,790,270

Insurance : 8.95%
Arch Capital Group Limited †	375,176	25,121,785
CNO Financial Group Incorporated	1,297,298	23,805,418
Reinsurance Group of America Incorporated	269,495	25,566,991
RenaissanceRe Holdings Limited	157,821	16,020,410
The Progressive Corporation	832,361	23,164,607
Willis Group Holdings plc	414,642	19,446,710
		133,125,921

Health Care : 11.43%
Health Care Equipment & Supplies : 7.17%
DENTSPLY International Incorporated	433,075	22,325,016
Haemonetics Corporation †	671,446	27,771,007
HeartWare International Incorporated †	135,715	9,865,123
Hologic Incorporated †	620,297	23,608,504
Thoratec Corporation †	518,131	23,093,099
		106,662,749

Health Care Providers & Services : 3.08%
Laboratory Corporation of America Holdings †	213,545	25,885,925
Universal Health Services Incorporated Class B	139,822	19,868,706
		45,754,631

Life Sciences Tools & Services : 1.18%
PerkinElmer Incorporated	332,165	17,485,166

Industrials : 13.39%
Aerospace & Defense : 0.66%
B/E Aerospace Incorporated	178,945	9,824,081

Airlines : 1.04%
United Continental Holdings Incorporated †	292,950	15,529,280

Commercial Services & Supplies : 2.80%
Republic Services Incorporated	476,127	18,649,895
Steelcase Incorporated Class A	1,212,291	22,924,423
		41,574,318

Electrical Equipment : 2.69%
Sensata Technologies Holding NV †	316,528	16,693,687
The Babcock & Wilcox Company	709,758	23,280,062
		39,973,749

Machinery : 2.21%
Allison Transmission Holdings Incorporated	674,672	19,740,903

2

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Machinery (continued)
Wabash National Corporation †	1,046,722	$13,125,894
		32,866,797

Road & Rail : 1.68%
Hertz Global Holdings Incorporated †	906,873	16,432,539
Ryder System Incorporated	97,502	8,518,750
		24,951,289

Trading Companies & Distributors : 2.31%
GATX Corporation	391,878	20,828,316
MRC Global Incorporated †	877,196	13,543,906
		34,372,222

Information Technology : 21.89%
Electronic Equipment, Instruments & Components : 1.04%
Trimble Navigation Limited †	659,149	15,463,636

Internet Software & Services : 2.16%
Cornerstone OnDemand Incorporated †	280,952	9,777,130
HomeAway Incorporated †	716,243	22,289,482
		32,066,612

IT Services : 6.60%
Amdocs Limited	375,957	20,523,493
CoreLogic Incorporated †	586,409	23,274,573
Gartner Incorporated †	204,636	17,553,676
Global Payments Incorporated	178,985	18,515,998
Sabre Corporation	765,078	18,208,856
		98,076,596

Semiconductors & Semiconductor Equipment : 4.99%
Integrated Device Technology Incorporated †	637,068	13,824,376
Maxim Integrated Products Incorporated	597,397	20,655,001
ON Semiconductor Corporation †	1,704,369	19,924,074
Skyworks Solutions Incorporated	189,594	19,736,735
		74,140,186

Software : 5.49%
Ansys Incorporated †	210,715	19,225,637
Nuance Communications Incorporated †	1,212,872	21,237,389
Red Hat Incorporated †	284,962	21,637,165
Solera Holdings Incorporated	439,596	19,588,398
		81,688,589

Technology Hardware, Storage & Peripherals : 1.61%
Diebold Incorporated	686,229	24,018,015

Materials : 5.77%
Chemicals : 2.33%
Huntsman Corporation	868,501	19,167,817
International Flavors & Fragrances Incorporated	141,980	15,516,994
		34,684,811

Containers & Packaging : 1.28%
Crown Holdings Incorporated †	359,871	19,040,775

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name			Shares	Value
Metals & Mining : 2.16%
Royal Gold Incorporated			172,048	$10,596,436
Steel Dynamics Incorporated			1,040,379	21,551,445
				32,147,881

Total Common Stocks (Cost $1,048,551,597)				1,432,191,666

Exchange-Traded Funds : 2.43%
SPDR Dow Jones REIT ETF «			246,075	20,763,809
SPDR S&P Biotech ETF «			61,093	15,410,098
Total Exchange-Traded Funds (Cost $26,698,965)				36,173,907

		Yield
Short-Term Investments : 3.71%
Investment Companies : 3.71%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	33,965,500	33,965,500
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	21,228,008	21,228,008
Total Short-Term Investments (Cost $55,193,508)				55,193,508

Total investments in securities (Cost $1,130,444,070)*	102.45%			1,523,559,081
Other assets and liabilities, net	(2.45)			(36,490,982)

Total net assets	100.00%			$1,487,068,099

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,132,537,314 and unrealized gains (losses) consists of:

Gross unrealized gains	$452,506,588
Gross unrealized losses	(61,484,821)

Net unrealized gains	$391,021,767

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Advantage Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$249,445,476	$0	$0	$249,445,476
Consumer staples	30,906,509	0	0	30,906,509
Energy	82,367,888	0	0	82,367,888
Financials	289,150,410	0	0	289,150,410
Health care	169,902,546	0	0	169,902,546
Industrials	199,091,736	0	0	199,091,736
Information technology	325,453,634	0	0	325,453,634
Materials	85,873,467	0	0	85,873,467
Exchange-traded funds	36,173,907	0	0	36,173,907
Short-term investments
Investment companies	21,228,008	33,965,500	0	55,193,508

Total assets	$1,489,593,581	$33,965,500	$0	$1,523,559,081

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.02%
Consumer Discretionary : 25.15%
Auto Components : 1.14%
Gentherm Incorporated †	742,734	$40,783,524

Diversified Consumer Services : 3.71%
Bright Horizons Family Solutions Incorporated †	898,856	51,953,877
ServiceMaster Global Holdings Incorporated †	2,237,178	80,918,728
		132,872,605

Hotels, Restaurants & Leisure : 3.92%
Dave & Buster Entertainment Incorporated †	1,410,175	50,893,216
Domino’s Pizza Incorporated	421,447	47,792,090
Vail Resorts Incorporated	379,800	41,474,160
		140,159,466

Household Durables : 2.80%
Harman International Industries Incorporated	404,100	48,063,654
Jarden Corporation †	1,007,190	52,122,083
		100,185,737

Internet & Catalog Retail : 1.19%
Vipshop Holdings Limited †	1,910,510	42,508,848

Leisure Products : 0.96%
The Brunswick Corporation	676,600	34,411,876

Media : 1.93%
Cinemark Holdings Incorporated	1,723,251	69,222,993

Specialty Retail : 5.37%
Caleres Incorporated	1,045,440	33,224,083
Lithia Motors Incorporated Class A	495,818	56,106,765
The Men’s Wearhouse Incorporated	778,900	49,904,123
The Michaels Companies Incorporated †	1,972,246	53,073,140
		192,308,111

Textiles, Apparel & Luxury Goods : 4.13%
Carter’s Incorporated	517,173	54,975,490
Columbia Sportswear Company	769,171	46,504,079
lululemon athletica Incorporated †	708,286	46,251,076
		147,730,645

Consumer Staples : 2.02%
Beverages : 1.07%
Constellation Brands Incorporated Class A	329,957	38,281,611

Food & Staples Retailing : 0.95%
Sprouts Farmers Market Incorporated †	1,261,341	34,030,980

Energy : 1.60%
Oil, Gas & Consumable Fuels : 1.60%
Diamondback Energy Incorporated †	616,365	46,461,594

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corporation «†	1,089,500	$10,677,100
		57,138,694

Financials : 4.42%
Capital Markets : 3.55%
Affiliated Managers Group Incorporated †	20,293	4,436,050
Evercore Partners Incorporated Class A	100,563	5,426,379
Raymond James Financial Incorporated	752,160	44,813,693
SEI Investments Company	1,475,999	72,368,231
		127,044,353

Real Estate Management & Development : 0.87%
The Howard Hughes Corporation †	218,100	31,306,074

Health Care : 20.79%
Biotechnology : 8.17%
Alnylam Pharmaceuticals Incorporated †	329,663	39,516,704
AMAG Pharmaceuticals Incorporated †	700,847	48,400,494
BioMarin Pharmaceutical Incorporated †	237,529	32,489,217
bluebird bio Incorporated †	142,300	23,959,051
Cepheid Incorporated †	843,610	51,586,752
Medivation Incorporated †	364,115	41,581,933
Novavax Incorporated †	3,092,045	34,445,381
Puma Biotechnology Incorporated «†	42,322	4,941,094
Ultragenyx Pharmaceutical Incorporated †	151,600	15,522,324
		292,442,950

Health Care Equipment & Supplies : 6.32%
Alere Incorporated †	1,028,199	54,237,497
Align Technology Incorporated †	881,665	55,289,212
DexCom Incorporated †	640,973	51,265,021
IDEXX Laboratories Incorporated †	226,773	14,545,220
The Cooper Companies Incorporated	287,094	51,094,119
		226,431,069

Health Care Providers & Services : 4.35%
Community Health Systems Incorporated †	810,500	51,037,185
Envision Healthcare Holdings Incorporated †	1,435,405	56,669,789
VCA Incorporated †	884,213	48,105,608
		155,812,582

Pharmaceuticals : 1.95%
Catalent Incorporated †	1,044,604	30,638,235
GW Pharmaceuticals plc «†	159,161	19,551,337
Jazz Pharmaceuticals plc †	110,674	19,486,371
		69,675,943

Industrials : 15.74%
Aerospace & Defense : 2.35%
Huntington Ingalls Industries Incorporated	316,300	35,612,217
TASER International Incorporated «†	1,458,800	48,592,628
		84,204,845

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Airlines : 1.05%
Spirit Airlines Incorporated †	602,718	$37,428,788

Building Products : 1.51%
Allegion plc	896,600	53,921,524

Electrical Equipment : 1.60%
Acuity Brands Incorporated	318,992	57,412,180

Industrial Conglomerates : 2.10%
Carlisle Companies Incorporated	749,979	75,087,897

Machinery : 5.77%
Allison Transmission Holdings Incorporated	1,006,200	29,441,412
Proto Labs Incorporated †	366,464	24,728,991
Snap-on Incorporated	190,714	30,371,205
WABCO Holdings Incorporated †	380,900	47,124,948
Wabtec Corporation	796,015	75,016,454
		206,683,010

Road & Rail : 1.36%
Old Dominion Freight Line Incorporated †	710,199	48,723,202

Information Technology : 22.34%
Electronic Equipment, Instruments & Components : 1.27%
Cognex Corporation	943,590	45,386,679

Internet Software & Services : 2.05%
CoStar Group Incorporated †	364,007	73,260,049

IT Services : 6.40%
Black Knight Financial Services Incorporated †	801,025	24,727,642
EPAM Systems Incorporated †	632,700	45,067,221
Euronet Worldwide Incorporated †	854,450	52,719,565
Vantiv Incorporated Class A †	1,316,685	50,284,200
WEX Incorporated †	493,900	56,289,783
		229,088,411

Semiconductors & Semiconductor Equipment : 2.37%
Ambarella Incorporated †	388,200	39,864,258
Tower Semiconductor Limited «†	1,550,200	23,935,088
Veeco Instruments Incorporated †	728,600	20,939,964
		84,739,310

Software : 10.25%
CyberArk Software Limited «†	527,744	33,152,878
Fleetmatics Group plc †	929,965	43,550,261
Guidewire Software Incorporated †	819,066	43,353,163
Imperva Incorporated †	275,385	18,643,565
Mobileye NV «†	402,100	21,379,657
Solera Holdings Incorporated	575,095	25,626,233
Splunk Incorporated †	902,000	62,797,240
Tableau Software Incorporated Class A †	505,790	58,317,587
Tyler Technologies Incorporated †	465,767	60,260,934
		367,081,518

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name			Shares	Value
Materials : 2.79%
Chemicals : 1.72%
Axalta Coating Systems Limited †			1,864,696	$61,684,144

Construction Materials : 1.07%
Vulcan Materials Company			456,000	38,272,080

Telecommunication Services : 1.17%
Wireless Telecommunication Services : 1.17%
SBA Communications Corporation Class A †			363,920	41,839,879

Total Common Stocks (Cost $2,737,633,116)				3,437,161,577

Short-Term Investments : 6.03%

		Yield
Investment Companies : 6.03%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	133,672,490	133,672,490
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	81,979,549	81,979,549
Total Short-Term Investments (Cost $215,652,039)				215,652,039

Total investments in securities (Cost $2,953,285,155)*	102.05%			3,652,813,616
Other assets and liabilities, net	(2.05)			(73,284,753)

Total net assets	100.00%			$3,579,528,863

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,960,985,710 and unrealized gains (losses) consists of:

Gross unrealized gains	$764,704,898
Gross unrealized losses	(72,876,992)

Net unrealized gains	$691,827,906

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$900,183,805	$0	$0	$900,183,805
Consumer staples	72,312,591	0	0	72,312,591
Energy	57,138,694	0	0	57,138,694
Financials	158,350,427	0	0	158,350,427
Health care	744,362,544	0	0	744,362,544
Industrials	563,461,446	0	0	563,461,446
Information technology	799,555,967	0	0	799,555,967
Materials	99,956,224	0	0	99,956,224
Telecommunication services	41,839,879	0	0	41,839,879
Short-term investments
Investment companies	81,979,549	133,672,490	0	215,652,039

Total assets	$3,519,141,126	$133,672,490	$0	$3,652,813,616

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.59%
Consumer Discretionary : 28.54%
Auto Components : 1.86%
Delphi Automotive plc	165,385	$14,072,610

Diversified Consumer Services : 2.20%
ServiceMaster Global Holdings Incorporated †	459,898	16,634,511

Hotels, Restaurants & Leisure : 5.90%
Chipotle Mexican Grill Incorporated †	6,820	4,126,032
Dave & Buster Entertainment Incorporated †	238,700	8,614,683
Domino’s Pizza Incorporated	81,700	9,264,780
Hilton Worldwide Holdings Incorporated †	524,620	14,453,281
Vail Resorts Incorporated	74,117	8,093,576
		44,552,352

Household Durables : 2.47%
Harman International Industries Incorporated	74,100	8,813,454
Jarden Corporation †	190,000	9,832,500
		18,645,954

Internet & Catalog Retail : 1.55%
Netflix Incorporated †	4,000	2,627,760
Vipshop Holdings Limited †	406,700	9,049,075
		11,676,835

Leisure Products : 0.86%
The Brunswick Corporation	126,900	6,454,134

Media : 3.51%
Cinemark Holdings Incorporated	351,100	14,103,687
Liberty Global plc Class C †	244,542	12,381,161
		26,484,848

Specialty Retail : 4.93%
Lithia Motors Incorporated Class A	80,200	9,075,432
Signet Jewelers Limited	55,400	7,104,496
The Men’s Wearhouse Incorporated	152,300	9,757,861
The Michaels Companies Incorporated †	420,041	11,303,303
		37,241,092

Textiles, Apparel & Luxury Goods : 5.26%
Carter’s Incorporated	102,800	10,927,640
Columbia Sportswear Company	156,200	9,443,852
lululemon athletica incorporated †	140,498	9,174,519
Under Armour Incorporated Class A †	121,860	10,167,998
		39,714,009

Consumer Staples : 3.83%
Beverages : 1.74%
Constellation Brands Incorporated Class A	113,500	13,168,270

Food & Staples Retailing : 2.09%
Sprouts Farmers Market Incorporated †	233,626	6,303,229
The Kroger Company	130,400	9,455,304
		15,758,533

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name	Shares	Value
Energy : 1.42%
Oil, Gas & Consumable Fuels : 1.42%
Cheniere Energy Incorporated †	73,600	$5,097,536
Diamondback Energy Incorporated †	74,900	5,645,962
		10,743,498

Financials : 10.76%
Capital Markets : 4.44%
Affiliated Managers Group Incorporated †	48,500	10,602,100
Raymond James Financial Incorporated	163,500	9,741,330
SEI Investments Company	268,700	13,174,361
		33,517,791

Diversified Financial Services : 4.04%
Intercontinental Exchange Incorporated	52,405	11,718,282
McGraw Hill Financial Incorporated	186,841	18,768,178
		30,486,460

Real Estate Management & Development : 2.28%
CBRE Group Incorporated †	305,415	11,300,355
The Howard Hughes Corporation †	41,408	5,943,704
		17,244,059

Health Care : 16.11%
Biotechnology : 4.24%
BioMarin Pharmaceutical Incorporated †	100,893	13,800,145
Medivation Incorporated †	80,600	9,204,520
Vertex Pharmaceuticals Incorporated †	73,000	9,014,040
		32,018,705

Health Care Equipment & Supplies : 3.50%
Alere Incorporated †	221,601	11,689,453
Align Technology Incorporated †	73,409	4,603,478
The Cooper Companies Incorporated	56,900	10,126,493
		26,419,424

Health Care Providers & Services : 3.97%
Community Health Systems Incorporated †	173,500	10,925,295
Envision Healthcare Holdings Incorporated †	246,934	9,748,954
VCA Incorporated †	171,100	9,308,696
		29,982,945

Pharmaceuticals : 4.40%
Catalent Incorporated †	209,591	6,147,304
Endo International plc †	150,500	11,987,325
Zoetis Incorporated	312,800	15,083,216
		33,217,845

Industrials : 13.40%
Aerospace & Defense : 2.23%
Huntington Ingalls Industries Incorporated	62,100	6,991,839
TASER International Incorporated «†	296,200	9,866,422
		16,858,261

2

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Airlines : 0.96%
Spirit Airlines Incorporated †	116,600	$7,240,860

Building Products : 1.44%
Allegion plc	181,400	10,909,396

Electrical Equipment : 1.09%
Acuity Brands Incorporated	45,900	8,261,082

Industrial Conglomerates : 2.15%
Carlisle Companies Incorporated	162,033	16,222,744

Machinery : 3.10%
WABCO Holdings Incorporated †	73,300	9,068,676
Wabtec Corporation	151,800	14,305,632
		23,374,308

Professional Services : 1.12%
Verisk Analytics Incorporated Class A †	116,300	8,461,988

Road & Rail : 1.31%
Old Dominion Freight Line Incorporated †	144,200	9,892,841

Information Technology : 18.11%
Communications Equipment : 1.52%
Palo Alto Networks Incorporated †	65,591	11,458,748

Electronic Equipment, Instruments & Components : 1.08%
Cognex Corporation	169,500	8,152,950

Internet Software & Services : 5.04%
Akamai Technologies Incorporated †	172,300	12,029,986
CoStar Group Incorporated †	75,163	15,127,305
LinkedIn Corporation Class A †	52,800	10,910,064
		38,067,355

IT Services : 3.96%
Alliance Data Systems Corporation †	51,850	15,137,089
Black Knight Financial Services Incorporated †	175,012	5,402,620
Vantiv Incorporated Class A †	245,081	9,359,643
		29,899,352

Semiconductors & Semiconductor Equipment : 1.67%
Avago Technologies Limited	95,100	12,641,643

Software : 4.84%
Mobileye NV «†	87,500	4,652,375
ServiceNow Incorporated †	128,750	9,567,413
Tableau Software Incorporated Class A †	102,900	11,864,370
Workday Incorporated Class A †	136,600	10,434,874
		36,519,032

Materials : 2.64%
Chemicals : 1.65%
Axalta Coating Systems Limited †	376,402	12,451,378

Construction Materials : 0.99%
Vulcan Materials Company	88,800	7,452,984

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name			Shares	Value
Telecommunication Services : 3.78%
Diversified Telecommunication Services : 1.65%
Level 3 Communications Incorporated †			236,800	$12,472,256

Wireless Telecommunication Services : 2.13%
SBA Communications Corporation Class A †			139,680	16,059,012

Total Common Stocks (Cost $602,907,070)				744,430,065

		Yield
Short-Term Investments : 3.77%
Investment Companies : 3.77%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	12,033,900	12,033,900
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12	16,395,127	16,395,127

Total Short-Term Investments (Cost $28,429,027)				28,429,027

Total investments in securities (Cost $631,336,097)*	102.36%			772,859,092
Other assets and liabilities, net	(2.36)			(17,822,217)

Total net assets	100.00%			$755,036,875

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $631,673,629 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,273,940
Gross unrealized losses	(12,088,477)

Net unrealized gains	$141,185,463

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$215,476,345	$0	$0	$215,476,345
Consumer staples	28,926,803	0	0	28,926,803
Energy	10,743,498	0	0	10,743,498
Financials	81,248,310	0	0	81,248,310
Health care	121,638,919	0	0	121,638,919
Industrials	101,221,480	0	0	101,221,480
Information technology	136,739,080	0	0	136,739,080
Materials	19,904,362	0	0	19,904,362
Telecommunication services	28,531,268	0	0	28,531,268
Short-term investments
Investment companies	16,395,127	12,033,900	0	28,429,027

Total assets	$760,825,192	$12,033,900	$0	$772,859,092

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.45%
Consumer Discretionary : 17.55%
Auto Components : 1.64%
Johnson Controls Incorporated	627,748	$31,092,358

Diversified Consumer Services : 0.70%
Apollo Education Group Incorporated †	1,038,500	13,375,880

Hotels, Restaurants & Leisure : 2.72%
Carnival Corporation	569,146	28,110,121
McDonald’s Corporation	248,047	23,581,828
		51,691,949

Household Durables : 1.45%
Harman International Industries Incorporated	231,276	27,507,967

Media : 3.96%
Comcast Corporation Class A	482,554	28,924,287
Discovery Communications Incorporated Class C †	825,110	25,644,419
Omnicom Group Incorporated	295,390	20,526,651
		75,095,357

Multiline Retail : 3.80%
Macy’s Incorporated	361,204	24,370,434
Nordstrom Incorporated	304,040	22,650,980
Target Corporation	308,712	25,200,161
		72,221,575

Specialty Retail : 2.09%
Chico’s FAS Incorporated	1,173,434	19,514,207
Dick’s Sporting Goods Incorporated	390,531	20,217,790
		39,731,997

Textiles, Apparel & Luxury Goods : 1.19%
Ralph Lauren Corporation	170,282	22,538,526

Consumer Staples : 6.81%
Food & Staples Retailing : 1.09%
The Kroger Company	286,565	20,778,828

Food Products : 3.46%
General Mills Incorporated	364,607	20,315,902
Mead Johnson Nutrition Company	248,936	22,459,006
The Hershey Company	258,718	22,981,920
		65,756,828

Household Products : 1.02%
Church & Dwight Company Incorporated	237,961	19,305,776

Personal Products : 1.24%
The Estee Lauder Companies Incorporated Class A	271,017	23,486,333

Energy : 7.82%
Energy Equipment & Services : 2.73%
Cameron International Corporation †	326,960	17,122,895
Halliburton Company	445,797	19,200,477

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Weatherford International plc †	1,268,290	$15,561,918
		51,885,290

Oil, Gas & Consumable Fuels : 5.09%
Cimarex Energy Company	208,560	23,006,254
EOG Resources Incorporated	315,116	27,588,406
Newfield Exploration Company †	674,329	24,356,763
Range Resources Corporation	437,716	21,614,416
		96,565,839

Financials : 17.25%
Banks : 6.18%
Citigroup Incorporated	559,960	30,932,190
KeyCorp	1,536,278	23,074,896
PNC Financial Services Group Incorporated	347,576	33,245,644
Regions Financial Corporation	2,909,015	30,137,395
		117,390,125

Capital Markets : 2.94%
Invesco Limited	770,819	28,898,004
TD Ameritrade Holding Corporation	728,990	26,841,412
		55,739,416

Insurance : 6.66%
ACE Limited	231,325	23,521,126
American International Group Incorporated	645,548	39,907,777
First American Financial Corporation	606,064	22,551,641
RenaissanceRe Holdings Limited	147,457	14,968,360
The Progressive Corporation	918,404	25,559,183
		126,508,087

REITs : 1.47%
American Tower Corporation	299,228	27,914,980

Health Care : 11.97%
Health Care Equipment & Supplies : 3.51%
Medtronic plc	563,527	41,757,354
Zimmer Holdings Incorporated	228,919	25,004,822
		66,762,176

Health Care Providers & Services : 0.67%
Patterson Companies Incorporated	261,564	12,725,089

Life Sciences Tools & Services : 4.69%
Agilent Technologies Incorporated	542,144	20,915,916
Bio-Rad Laboratories Incorporated Class A †	265,907	40,048,253
Thermo Fisher Scientific Incorporated	215,987	28,026,473
		88,990,642

Pharmaceuticals : 3.10%
Merck & Company Incorporated	356,260	20,281,882
Novartis AG ADR	285,080	28,034,767
Zoetis Incorporated	218,072	10,515,432
		58,832,081

2

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Industrials : 11.42%
Aerospace & Defense : 1.79%
B/E Aerospace Incorporated	231,234	$12,694,747
United Technologies Corporation	191,186	21,208,263
		33,903,010

Airlines : 1.06%
United Continental Holdings Incorporated †	381,340	20,214,833

Commercial Services & Supplies : 2.47%
Republic Services Incorporated	626,941	24,557,279
Tyco International plc	581,981	22,394,629
		46,951,908

Electrical Equipment : 2.73%
Regal-Beloit Corporation	350,030	25,408,678
The Babcock & Wilcox Company	803,229	26,345,911
		51,754,589

Professional Services : 0.61%
Towers Watson & Company Class A	91,718	11,538,124

Road & Rail : 2.76%
Canadian Pacific Railway Limited	73,057	11,705,923
Hertz Global Holdings Incorporated †	1,178,594	21,356,123
J.B. Hunt Transport Services Incorporated	235,008	19,291,807
		52,353,853

Information Technology : 19.96%
Electronic Equipment, Instruments & Components : 2.66%
Amphenol Corporation Class A	451,820	26,192,005
TE Connectivity Limited	378,352	24,328,034
		50,520,039

Internet Software & Services : 1.77%
Google Incorporated Class C †	64,668	33,660,341

IT Services : 2.42%
Global Payments Incorporated	229,802	23,773,017
Teradata Corporation †	599,579	22,184,423
		45,957,440

Semiconductors & Semiconductor Equipment : 3.65%
ARM Holdings plc	1,149,883	18,736,034
Avago Technologies Limited	193,518	25,724,348
ON Semiconductor Corporation †	2,118,191	24,761,653
		69,222,035

Software : 6.84%
Check Point Software Technologies Limited †	332,742	26,469,626
Citrix Systems Incorporated †	461,176	32,356,108
Oracle Corporation	568,549	22,912,525
Red Hat Incorporated †	370,553	28,136,089
Salesforce.com Incorporated †	285,937	19,909,793
		129,784,141

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 2.62%
Apple Incorporated			397,328	$49,834,864

Materials : 6.67%
Chemicals : 3.81%
Cytec Industries Incorporated			404,235	24,468,345
Huntsman Corporation			1,070,427	23,624,324
Praxair Incorporated			202,525	24,211,864
				72,304,533

Containers & Packaging : 2.13%
Crown Holdings Incorporated †			420,390	22,242,835
Owens-Illinois Incorporated †			799,194	18,333,510
				40,576,345

Metals & Mining : 0.73%
Royal Gold Incorporated			224,682	13,838,164

Total Common Stocks (Cost $1,384,706,397)				1,888,311,318

		Yield
Short-Term Investments : 1.77%
Investment Companies : 1.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.12%	33,564,752	33,564,752

Total Short-Term Investments (Cost $33,564,752)				33,564,752

Total investments in securities (Cost $1,418,271,149)*	101.22%			1,921,876,070
Other assets and liabilities, net	(1.22)			(23,181,685)

Total net assets	100.00%			$1,898,694,385

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,425,514,451 and unrealized gains (losses) consists of:

Gross unrealized gains	$561,418,669
Gross unrealized losses	(65,057,050)

Net unrealized gains	$496,361,619

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

4

Wells Fargo Advantage Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$333,255,609	$0	$0	$333,255,609
Consumer staples	129,327,765	0	0	129,327,765
Energy	148,451,129	0	0	148,451,129
Financials	327,552,608	0	0	327,552,608
Health care	227,309,988	0	0	227,309,988
Industrials	216,716,317	0	0	216,716,317
Information technology	378,978,860	0	0	378,978,860
Materials	126,719,042	0	0	126,719,042
Short-term investments
Investment companies	33,564,752	0	0	33,564,752

Total assets	$1,921,876,070	$0	$0	$1,921,876,070

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 93.77%
Consumer Discretionary : 6.09%
Hotels, Restaurants & Leisure : 2.03%
The Wendy’s Company	3,375,200	$38,072,256

Leisure Products : 1.28%
Vista Outdoor Incorporated †	533,000	23,931,700

Media : 1.98%
Tribune Media Company Class A	694,900	37,100,711

Specialty Retail : 0.80%
Guess? Incorporated	777,625	14,907,071

Consumer Staples : 8.25%
Beverages : 2.41%
Molson Coors Brewing Company Class B	646,200	45,111,222

Food & Staples Retailing : 1.76%
Sysco Corporation	913,300	32,970,130

Food Products : 1.61%
TreeHouse Foods Incorporated †	373,300	30,248,499

Household Products : 2.47%
Church & Dwight Company Incorporated	569,400	46,195,422

Energy : 5.10%
Energy Equipment & Services : 1.77%
Frank’s International N.V.	497,000	9,363,480
Patterson-UTI Energy Incorporated	769,500	14,478,143
Superior Energy Services Incorporated	441,100	9,280,744
		33,122,367

Oil, Gas & Consumable Fuels : 3.33%
Anadarko Petroleum Corporation	281,600	21,981,696
Cimarex Energy Company	221,010	24,379,613
Southwestern Energy Company †	706,200	16,051,926
		62,413,235

Financials : 25.07%
Banks : 3.68%
PacWest Bancorp	686,207	32,087,039
Regions Financial Corporation	3,557,500	36,855,700
		68,942,739

Capital Markets : 1.92%
Northern Trust Corporation	471,500	36,050,890

Consumer Finance : 2.15%
Ally Financial Incorporated †	1,793,261	40,222,844

Insurance : 13.75%
Arch Capital Group Limited †	580,660	38,880,994
Brown & Brown Incorporated	1,523,900	50,075,354

1

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)
FNF Group	1,129,700	$41,787,603
Loews Corporation	1,269,700	48,896,147
ProAssurance Corporation	938,900	43,386,569
The Allstate Corporation	242,800	15,750,436
Validus Holdings Limited	427,169	18,791,164
		257,568,267

REITs : 3.57%
Communications Sales & Leasing Incorporated «	548,160	13,550,515
Hatteras Financial Corporation	1,621,500	26,430,450
Host Hotels & Resorts Incorporated	1,354,600	26,861,718
		66,842,683

Health Care : 8.47%
Health Care Equipment & Supplies : 0.43%
C.R. Bard Incorporated	47,800	8,159,460

Health Care Providers & Services : 8.04%
Cigna Corporation	137,775	22,319,550
Humana Incorporated	140,400	26,855,712
Patterson Companies Incorporated	646,000	31,427,900
Quest Diagnostics Incorporated	444,800	32,256,896
WellCare Health Plans Incorporated †	444,700	37,723,901
		150,583,959

Industrials : 17.45%
Air Freight & Logistics : 1.59%
Expeditors International of Washington Incorporated	648,100	29,880,651

Commercial Services & Supplies : 4.01%
Pitney Bowes Incorporated	966,100	20,104,541
Republic Services Incorporated	1,289,775	50,520,487
Tyco International plc	115,500	4,444,440
		75,069,468

Construction & Engineering : 4.59%
EMCOR Group Incorporated	1,033,309	49,361,171
Jacobs Engineering Group Incorporated †	901,700	36,627,054
		85,988,225

Machinery : 0.79%
Joy Global Incorporated	407,500	14,751,500

Marine : 0.70%
Kirby Corporation †	170,400	13,062,864

Professional Services : 1.91%
Towers Watson & Company Class A	285,100	35,865,580

Trading Companies & Distributors : 1.41%
W.W. Grainger Incorporated	111,900	26,481,135

Transportation Infrastructure : 2.45%
Macquarie Infrastructure Company LLC	555,006	45,860,146

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2015 (unaudited)

Security name		Shares	Value
Information Technology : 17.09%
Communications Equipment : 3.02%
ARRIS Group Incorporated †		712,800	$21,811,680
Harris Corporation		452,800	34,824,848
			56,636,528

Electronic Equipment, Instruments & Components : 0.57%
Avnet Incorporated		260,300	10,700,933

IT Services : 6.25%
Broadridge Financial Solutions Incorporated		456,215	22,815,312
CoreLogic Incorporated †		250,200	9,930,438
DST Systems Incorporated		194,520	24,505,630
Fidelity National Information Services Incorporated		551,800	34,101,240
Teradata Corporation †		693,400	25,655,800
			117,008,420

Semiconductors & Semiconductor Equipment : 3.42%
Altera Corporation		649,800	33,269,760
Lam Research Corporation		378,100	30,758,435
			64,028,195

Software : 3.83%
Check Point Software Technologies Limited †		236,800	18,837,440
Synopsys Incorporated †		1,045,300	52,944,445
			71,781,885

Materials : 5.27%
Chemicals : 1.79%
FMC Corporation		638,500	33,553,175

Construction Materials : 1.64%
Eagle Materials Incorporated		400,900	30,600,697

Containers & Packaging : 1.84%
Packaging Corporation of America		551,700	34,475,733

Utilities : 0.98%
Multi-Utilities : 0.98%
Ameren Corporation		487,950	18,385,955

Total Common Stocks (Cost $1,563,271,940)			1,756,574,545

	Yield
Short-Term Investments : 6.94%
Investment Companies : 6.94%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	13,277,850	13,277,850
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.12	116,646,113	116,646,113
Total Short-Term Investments (Cost $129,923,963)			129,923,963

3

Portfolio of investments — June 30, 2015 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Total investments in securities (Cost $1,693,195,903)*	100.71%	1,886,498,508
Other assets and liabilities, net	(0.71)	(13,224,113)

Total net assets	100.00%	$1,873,274,395

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,696,007,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$246,914,826
Gross unrealized losses	(56,424,225)

Net unrealized gains	$190,490,601

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$114,011,738	$0	$0	$114,011,738
Consumer staples	154,525,273	0	0	154,525,273
Energy	95,535,602	0	0	95,535,602
Financials	469,627,423	0	0	469,627,423
Health care	158,743,419	0	0	158,743,419
Industrials	326,959,569	0	0	326,959,569
Information technology	320,155,961	0	0	320,155,961
Materials	98,629,605	0	0	98,629,605
Utilities	18,385,955	0	0	18,385,955
Short-term investments
Investment companies	116,646,113	13,277,850	0	129,923,963

Total assets	$1,873,220,658	$13,277,850	$0	$1,886,498,508

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: August 24, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: August 24, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 24, 2015